UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2015

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Dividend & Income® Fund -

Class A, Class T, Class B and Class C

Annual Report

November 30, 2015

Class A, Class T, Class B and Class C are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended November 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.65)%	9.60%	5.07%
Class T (incl. 3.50% sales charge)	(4.68)%	9.84%	5.05%
Class B (incl. contingent deferred sales charge)	(6.31)%	9.72%	5.11%
Class C (incl. contingent deferred sales charge)	(2.56)%	10.08%	4.89%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Class A on November 30, 2005, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,391	Fidelity Advisor® Strategic Dividend & Income® Fund - Class A
$20,574	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the year ending November 30, 2015, the Fidelity Strategic Dividend & Income Composite Index℠ returned 2.00%. Concerns over the declining value of emerging-market currencies, sluggish global demand for goods and services, and a sell-off in commodities made higher-quality asset classes relatively more-attractive investment vehicles for much of the year. Among the asset classes that make up the Composite index, convertible securities declined. The hybrid equity- and debt-like features of convertibles hurt the segment increasing market volatility. The BofA Merrill Lynch℠ All US Convertibles Index returned -1.94% this period. Dividend-paying equities also underperformed, as investors generally favored growth-oriented stocks over value. Accordingly, the MSCI USA High Dividend Yield Index returned 0.47%. Meanwhile, real estate investment trusts (REITs), as represented by the FTSE® NAREIT® Equity REITs Index, gained 3.23%. REITs benefited from a stagnant interest rate policy in the U.S. and declining rates elsewhere – a result of slowing global economic growth, led by China. In addition, REITs boasted attractive valuations. Meanwhile, preferred stocks advanced 6.79%, according to The BofA Merrill Lynch℠ Fixed Rate Preferred Securities Index. Investors were attracted to the higher-quality securities within this asset class against rising macroeconomic concerns and market volatility.

Comments from Lead Portfolio Manager Joanna Bewick:  For the year, the fund's share classes (excluding sales charges, if applicable) posted modest declines, trailing the 2.00% gain of the Fidelity Strategic Dividend & Income Composite Index℠. Versus the Composite, security selection within the fund's individual subportfolios, in aggregate, had a negative effect, as did our allocation of assets among the fund's subportfolios, although to a much lesser degree. We remained overweighted in dividend-paying equities the past year, which hurt overall results given the asset class's underperformance. The fund’s slight underweighting in the strong-performing REITs asset class was another detractor, as was its underweighted stance in preferred securities, which also outperformed the index. Looking at the individual subportfolios, the preferreds sleeve underperformed its benchmark, due mainly to unsuccessful security selection in the banks & thrifts sector. The dividend-paying equities subportfolio also lagged its benchmark. Stock selection in the poor-performing energy sector, which suffered amid volatile commodity prices, was the primary detractor. Conversely, convertible securities and REITs has a positive effect on relative performance, as both modestly outperformed their respective benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2015

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.2	2.9
Chevron Corp.	2.8	2.6
Pfizer, Inc.	2.2	2.2
Procter & Gamble Co.	2.2	2.1
AT&T, Inc.	2.1	2.0
Microsoft Corp.	2.1	1.7
The Coca-Cola Co.	2.0	1.8
Cisco Systems, Inc.	1.7	1.6
Exxon Mobil Corp.	1.7	1.8
PepsiCo, Inc.	1.6	1.2
	21.6

Top Five Market Sectors as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.5	31.1
Information Technology	12.5	12.5
Health Care	12.4	11.3
Consumer Staples	11.4	10.9
Energy	7.7	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2015 *
Common Stocks and Equity Futures	69.5%
Preferred Stocks	9.7%
Convertible Bonds	6.8%
Other Investments	12.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.1%

As of May 31, 2015 *
Common Stocks and Equity Futures	67.8%
Preferred Stocks	9.0%
Convertible Bonds	5.8%
Other Investments	11.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 4.9%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments November 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 14.7%
		Principal Amount(a)	Value
Convertible Bonds - 6.8%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		$2,400,000	$2,905,500
Household Durables - 0.5%
Jarden Corp. 1.875% 9/15/18		6,440,000	9,921,625
Lennar Corp. 3.25% 11/15/21 (b)		3,970,000	8,659,563
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,828,344
			22,409,532
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,861,250
3.5% 1/15/31		22,000,000	11,715,594
			14,576,844
TOTAL CONSUMER DISCRETIONARY			39,891,876
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Vector Group Ltd. 2.5% 1/15/19 (c)		7,463,000	12,091,993
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp. 5.25% 10/1/18 (b)		3,220,000	1,807,225
Peabody Energy Corp. 4.75% 12/15/41		26,652,000	1,532,490
Scorpio Tankers, Inc. 2.375% 7/1/19 (b)		13,480,000	13,252,525
Ship Finance International Ltd. 3.25% 2/1/18		8,210,000	8,971,888
Whiting Petroleum Corp. 1.25% 4/1/20 (b)		8,880,000	7,814,400
			33,378,528
FINANCIALS - 0.3%
Capital Markets - 0.0%
Ares Capital Corp. 5.75% 2/1/16		1,930,000	1,937,238
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	3,098,063
Real Estate Investment Trusts - 0.1%
Equinix, Inc. 4.75% 6/15/16		860,000	3,313,688
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (b)		3,690,000	4,024,406
TOTAL FINANCIALS			12,373,395
HEALTH CARE - 0.9%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		3,760,000	4,786,950
Gilead Sciences, Inc. 1.625% 5/1/16		660,000	3,087,975
			7,874,925
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		2,320,000	4,976,400
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		8,059,000	8,784,310
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc. 3% 12/1/19		2,920,000	2,837,875
Jazz Investments I Ltd. 1.875% 8/15/21		3,880,000	4,190,400
Teva Pharmaceutical Finance LLC 0.25% 2/1/26		4,570,000	6,894,988
The Medicines Co. 2.5% 1/15/22 (b)		3,480,000	4,867,650
			18,790,913
TOTAL HEALTH CARE			40,426,548
INDUSTRIALS - 0.3%
Airlines - 0.3%
JetBlue Airways Corp. Series D 6.75% 10/15/39		2,340,000	11,849,175
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (b)		8,710,000	8,443,256
InterDigital, Inc. 1.5% 3/1/20 (b)		14,190,000	14,101,313
Liberty Interactive LLC 0.75% 3/30/43		6,300,000	9,658,688
			32,203,257
Internet Software & Services - 0.6%
Twitter, Inc.:
0.25% 9/15/19		13,760,000	11,919,600
1% 9/15/21		13,190,000	11,260,963
VeriSign, Inc. 3.25% 8/15/37 (c)		830,000	2,179,269
			25,359,832
Semiconductors & Semiconductor Equipment - 1.4%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	64,172
3% 12/15/20 (d)		13,470,000	126,281
Intel Corp. 3.25% 8/1/39		4,820,000	8,073,500
Microchip Technology, Inc.:
1.625% 2/15/25 (b)		9,400,000	9,699,625
2.125% 12/15/37		4,120,000	8,152,450
Micron Technology, Inc.:
3% 11/15/43		15,770,000	14,370,413
3.125% 5/1/32		1,650,000	2,873,063
NXP Semiconductors NV 1% 12/1/19 (b)		12,790,000	14,772,450
Xilinx, Inc. 2.625% 6/15/17		2,210,000	3,783,244
			61,915,198
Software - 0.4%
BroadSoft, Inc. 1% 9/1/22 (b)		1,700,000	2,004,938
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	7,774,075
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,330,000	4,532,969
Workday, Inc. 1.5% 7/15/20		3,000,000	3,693,900
			18,005,882
Technology Hardware, Storage & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17		2,660,000	4,068,138
TOTAL INFORMATION TECHNOLOGY			141,552,307
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (b)		7,150,000	6,644,645

TOTAL CONVERTIBLE BONDS			298,208,467

Nonconvertible Bonds - 7.9%
CONSUMER DISCRETIONARY - 1.0%
Media - 0.8%
Altice SA:
7.625% 2/15/25 (b)		12,055,000	10,548,125
7.75% 5/15/22 (b)		8,970,000	8,386,950
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,879,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (b)		7,145,000	7,564,769
			34,379,044
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		10,145,000	9,688,475
TOTAL CONSUMER DISCRETIONARY			44,067,519
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
H.J. Heinz Co. 4.875% 2/15/25 (b)		12,484,000	13,303,650
Post Holdings, Inc. 7.375% 2/15/22		4,398,000	4,578,054
			17,881,704
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		11,815,000	12,553,438
TOTAL CONSUMER STAPLES			30,435,142
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Antero Resources Corp. 5.125% 12/1/22		4,280,000	3,894,800
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (b)		3,000,000	2,752,500
			6,647,300
FINANCIALS - 4.2%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,170,417
Corestates Capital II 0.9705% 1/15/27 (b)(c)		10,500,000	9,084,075
Corestates Capital III 0.9316% 2/15/27 (b)(c)		14,060,000	12,014,270
First Maryland Capital I 1.3205% 1/15/27 (c)		2,500,000	2,106,250
First Maryland Capital II 1.1789% 2/1/27 (c)		4,100,000	3,403,000
JPMorgan Chase Capital XIII 1.2766% 9/30/34 (c)		12,206,000	10,192,010
JPMorgan Chase Capital XXI 1.2789% 1/15/87 (c)		12,550,000	9,836,063
PNC Capital Trust C 0.8944% 6/1/28 (c)		12,000,000	10,560,000
SunTrust Capital III 0.9872% 3/15/28 (c)		14,450,000	11,686,438
Wachovia Capital Trust II 0.8205% 1/15/27 (c)		32,014,000	27,394,380
Wells Fargo Capital II 0.8219% 1/30/27 (c)		5,930,000	5,070,150
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,379,375
			112,896,428
Capital Markets - 0.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		12,230,000	12,321,725
Chase Capital II 0.8289% 2/1/27 (c)		17,900,000	15,125,500
Chase Capital III 0.8744% 3/1/27 (c)		5,000,000	4,275,000
Chase Capital Trust VI 0.9539% 8/1/28 (c)		5,000,000	4,200,000
JPMorgan Chase Capital XXIII 1.3616% 5/15/47 (c)		2,500,000	1,890,625
NTC Capital II 0.9105% 4/15/27 (c)		3,500,000	2,999,817
			40,812,667
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,692,591
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.3205% 4/15/27 (c)		3,240,000	2,721,600
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)		22,130,000	20,912,850
			23,634,450
TOTAL FINANCIALS			185,036,136
HEALTH CARE - 0.5%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,895,000	3,242,588
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		15,540,000	15,811,950
Kindred Healthcare, Inc. 8.75% 1/15/23		4,085,000	3,865,431
			19,677,381
TOTAL HEALTH CARE			22,919,969
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,200,350
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	4,811,400
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22		5,830,000	7,127,175
8.875% 9/1/17		3,000,000	3,285,000
			10,412,175
TOTAL INDUSTRIALS			22,423,925
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,800,000
6.5% 4/15/38		4,440,000	3,862,356
			7,662,356
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32		6,139,000	4,796,094
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (b)		6,400,000	6,688,000
TOTAL TELECOMMUNICATION SERVICES			11,484,094
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (c)		7,950,000	6,201,000
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22		4,350,000	4,193,139
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,000,000	2,460,000
TOTAL UTILITIES			12,854,139

TOTAL NONCONVERTIBLE BONDS			343,530,580

TOTAL CORPORATE BONDS
(Cost $667,474,011)			641,739,047

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.06% 2/4/16 (e)
(Cost $1,179,871)		1,180,000	1,179,723
		Shares	Value

Common Stocks - 68.9%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.2%
General Motors Co.		309,500	$11,203,900
Hotels, Restaurants & Leisure - 1.1%
DineEquity, Inc.		97,100	8,237,964
Hilton Worldwide Holdings, Inc.		332,100	7,711,362
McDonald's Corp.		265,000	30,252,400
Yum! Brands, Inc.		43,900	3,183,189
			49,384,915
Media - 0.2%
Time Warner, Inc.		104,000	7,277,920
Multiline Retail - 0.5%
Target Corp.		305,600	22,156,000
Specialty Retail - 0.3%
Foot Locker, Inc.		91,100	5,921,500
Staples, Inc.		454,800	5,489,436
			11,410,936
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.		181,386	5,762,633
VF Corp.		99,200	6,418,240
			12,180,873

TOTAL CONSUMER DISCRETIONARY			113,614,544

CONSUMER STAPLES - 10.1%
Beverages - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.)		35,000	4,909,100
Molson Coors Brewing Co. Class B		66,400	6,110,792
PepsiCo, Inc.		684,500	68,559,520
SABMiller PLC		73,900	4,487,091
The Coca-Cola Co.		2,045,300	87,170,686
			171,237,189
Food & Staples Retailing - 1.2%
CVS Health Corp.		184,300	17,340,787
Wal-Mart Stores, Inc.		371,200	21,841,408
Walgreens Boots Alliance, Inc.		144,600	12,150,738
			51,332,933
Food Products - 0.4%
ConAgra Foods, Inc.		374,800	15,340,564
Household Products - 2.2%
Procter & Gamble Co.		1,294,458	96,877,237
Tobacco - 2.4%
Altria Group, Inc.		246,500	14,198,400
Imperial Tobacco Group PLC		263,894	14,260,533
Philip Morris International, Inc.		532,018	46,493,053
Reynolds American, Inc.		642,000	29,692,500
			104,644,486

TOTAL CONSUMER STAPLES			439,432,409

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.		107,100	6,415,290
Cenovus Energy, Inc.		1,238,600	18,326,958
Chevron Corp.		1,361,300	124,313,916
Energy Transfer Equity LP		130,600	2,473,564
Enterprise Products Partners LP		482,500	12,250,675
Exxon Mobil Corp.		909,500	74,269,770
Kinder Morgan, Inc.		349,500	8,237,715
Markwest Energy Partners LP		98,200	4,713,600
PrairieSky Royalty Ltd. (f)		128,800	2,473,863
Suncor Energy, Inc.		175,800	4,857,554
Tesoro Logistics LP		58,396	2,916,880
Western Gas Partners LP		54,900	2,636,298
Williams Partners LP		430,482	11,803,816
			275,689,899
FINANCIALS - 21.4%
Banks - 2.4%
Bank of America Corp.		540,300	9,417,429
Community Trust Bancorp, Inc.		145,300	5,332,510
CVB Financial Corp.		329,500	6,095,750
JPMorgan Chase & Co.		406,000	27,072,080
PacWest Bancorp		151,900	7,142,338
Prosperity Bancshares, Inc.		74,500	4,128,045
Regions Financial Corp.		1,089,600	11,048,544
U.S. Bancorp		351,700	15,436,113
Valley National Bancorp (f)		451,000	5,024,140
Wells Fargo & Co.		274,500	15,124,950
			105,821,899
Capital Markets - 2.2%
Ares Capital Corp.		580,200	9,178,764
BlackRock, Inc. Class A		118,800	43,209,936
PJT Partners, Inc. (g)		27,752	650,507
The Blackstone Group LP		1,120,400	34,990,092
TPG Specialty Lending, Inc.		422,500	7,271,225
			95,300,524
Consumer Finance - 0.3%
Capital One Financial Corp.		191,500	15,034,665
Insurance - 1.9%
ACE Ltd.		209,600	24,072,560
First American Financial Corp.		362,800	14,308,832
MetLife, Inc.		287,600	14,693,484
The Travelers Companies, Inc.		252,400	28,917,468
			81,992,344
Real Estate Investment Trusts - 14.3%
Agree Realty Corp.		81,200	2,723,448
Alexandria Real Estate Equities, Inc.		85,644	7,886,956
American Residential Properties, Inc.		179,300	3,135,957
Ashford Hospitality Prime, Inc.		229,900	3,264,580
AvalonBay Communities, Inc.		76,640	13,932,386
Boston Properties, Inc.		266,796	33,346,832
CBL & Associates Properties, Inc.		212,400	2,776,068
Cedar Shopping Centers, Inc.		867,559	6,350,532
Coresite Realty Corp.		270,900	15,866,613
Cousins Properties, Inc.		770,936	7,578,301
DCT Industrial Trust, Inc.		557,300	21,272,141
Digital Realty Trust, Inc.		23,700	1,709,007
DuPont Fabros Technology, Inc.		455,700	15,056,328
Empire State Realty Trust, Inc.		207,400	3,814,086
Equity Lifestyle Properties, Inc.		16,000	998,080
Equity Residential (SBI)		198,915	15,877,395
Essex Property Trust, Inc.		124,892	28,823,825
Extra Space Storage, Inc.		304,900	25,535,375
Federal Realty Investment Trust (SBI)		125,608	18,404,084
FelCor Lodging Trust, Inc.		1,706,652	13,687,349
General Growth Properties, Inc.		154,700	3,940,209
HCP, Inc.		232,139	8,247,899
Healthcare Realty Trust, Inc.		617,900	16,800,701
Healthcare Trust of America, Inc.		144,510	3,773,156
Host Hotels & Resorts, Inc.		789,197	13,100,670
Inland Real Estate Corp.		126,800	1,218,548
Kite Realty Group Trust		134,883	3,629,702
Liberty Property Trust (SBI)		127,700	4,329,030
Mack-Cali Realty Corp.		728,800	17,126,800
Medical Properties Trust, Inc.		206,800	2,483,668
Mid-America Apartment Communities, Inc.		198,900	17,614,584
New York (REIT), Inc.		174,600	2,009,646
Outfront Media, Inc.		304,700	6,962,395
Parkway Properties, Inc.		558,900	9,546,012
Pebblebrook Hotel Trust		126,500	4,029,025
Prologis, Inc.		109,210	4,668,728
Public Storage		105,399	25,302,084
Ramco-Gershenson Properties Trust (SBI)		234,300	3,952,641
Sabra Health Care REIT, Inc.		423,300	8,753,844
Simon Property Group, Inc.		336,115	62,598,058
SL Green Realty Corp.		191,673	22,632,748
Store Capital Corp.		541,500	12,324,540
Sun Communities, Inc.		170,382	11,390,037
Taubman Centers, Inc.		55,200	3,967,224
Terreno Realty Corp.		263,700	5,972,805
The GEO Group, Inc.		158,800	4,656,016
The Macerich Co.		105,000	8,205,750
UDR, Inc.		636,000	23,474,760
Urban Edge Properties		732,757	17,578,840
Ventas, Inc.		494,939	26,400,046
VEREIT, Inc.		1,677,300	13,971,909
Welltower, Inc.		42,296	2,672,684
WP Carey, Inc.		189,400	11,718,178
			627,092,280
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (g)		536,340	11,928,202

TOTAL FINANCIALS			937,169,914

HEALTH CARE - 9.4%
Biotechnology - 0.6%
AbbVie, Inc.		437,900	25,463,885
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		37,100	5,574,275
Medtronic PLC		268,000	20,191,120
			25,765,395
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.		423,000	28,345,230
Eli Lilly & Co.		534,100	43,817,564
Johnson & Johnson		1,366,144	138,308,402
Merck & Co., Inc.		458,590	24,309,856
Pfizer, Inc.		2,981,400	97,700,478
Sanofi SA sponsored ADR		347,800	15,379,716
Teva Pharmaceutical Industries Ltd. sponsored ADR		163,200	10,270,176
			358,131,422

TOTAL HEALTH CARE			409,360,702

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.		26,100	5,720,076
The Boeing Co.		69,900	10,166,955
			15,887,031
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B		475,200	48,950,352
Electrical Equipment - 0.8%
Eaton Corp. PLC		396,900	23,083,704
Emerson Electric Co.		235,600	11,780,000
			34,863,704
Industrial Conglomerates - 1.0%
3M Co.		87,700	13,732,066
General Electric Co.		1,032,453	30,911,643
			44,643,709

TOTAL INDUSTRIALS			144,344,796

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.		2,770,400	75,493,400
QUALCOMM, Inc.		400,700	19,550,153
			95,043,553
IT Services - 2.0%
Automatic Data Processing, Inc.		104,600	9,022,796
IBM Corp.		426,800	59,504,456
Paychex, Inc.		377,600	20,484,800
			89,012,052
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.		1,309,900	45,545,223
Maxim Integrated Products, Inc.		497,500	19,288,075
			64,833,298
Software - 2.7%
Microsoft Corp.		1,714,200	93,166,770
Oracle Corp.		290,400	11,316,888
Symantec Corp.		597,300	11,695,134
			116,178,792
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		124,100	14,681,030
EMC Corp.		562,000	14,241,080
HP, Inc.		237,600	2,979,504
			31,901,614

TOTAL INFORMATION TECHNOLOGY			396,969,309

MATERIALS - 1.9%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.		513,000	34,545,420
LyondellBasell Industries NV Class A		282,500	27,069,150
Potash Corp. of Saskatchewan, Inc.		220,000	4,452,881
The Dow Chemical Co.		158,700	8,273,031
			74,340,482
Paper & Forest Products - 0.2%
International Paper Co.		224,400	9,386,652

TOTAL MATERIALS			83,727,134

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.		2,793,404	94,053,913
Verizon Communications, Inc.		55,900	2,540,655
			96,594,568
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC		1,945,300	6,546,605

TOTAL TELECOMMUNICATION SERVICES			103,141,173

UTILITIES - 2.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc.		230,500	12,910,305
Edison International		124,100	7,366,576
Exelon Corp.		299,400	8,176,614
IDACORP, Inc.		252,700	17,193,708
PPL Corp.		639,500	21,768,580
Xcel Energy, Inc.		663,500	23,660,410
			91,076,193
Gas Utilities - 0.2%
Atmos Energy Corp.		169,100	10,536,621
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc. (f)		191,800	3,435,138

TOTAL UTILITIES			105,047,952

TOTAL COMMON STOCKS
(Cost $2,692,332,439)			3,008,497,832

Preferred Stocks - 9.7%
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%		25,200	2,308,068
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Post Holdings, Inc. Series C 2.50% (g)		87,000	11,386,125
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (g)		7,100	1,917,000
Kinder Morgan, Inc. Series A 9.75% (g)		152,400	6,690,360
Southwestern Energy Co. Series B 6.25%		136,800	3,290,040
			11,897,400
FINANCIALS - 0.9%
Banks - 0.6%
Wells Fargo & Co. 7.50%		21,209	24,761,508
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (g)		35,600	3,686,380
Weyerhaeuser Co. Series A, 6.375%		194,300	10,322,188
			14,008,568
TOTAL FINANCIALS			38,770,076
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (g)		18,312	5,402,040
Health Care Providers & Services - 0.5%
AmSurg Corp. Series A-1, 5.25%		96,200	15,301,813
Anthem, Inc. 5.25% (g)		142,900	6,264,736
Kindred Healthcare, Inc. 7.50% (g)		2,945	1,943,700
			23,510,249
Pharmaceuticals - 0.6%
Allergan PLC 5.50%		23,515	24,627,730
TOTAL HEALTH CARE			53,540,019
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (g)		65,000	5,937,750
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Series A 11.125% (g)		36,600	3,537,024
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. Series A 5.50%		224,100	13,840,416
TOTAL TELECOMMUNICATION SERVICES			17,377,440
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp. 6.50%		126,100	5,038,956
NextEra Energy, Inc. 5.779% (g)		51,300	2,717,361
			7,756,317
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%		62,500	3,864,375
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (g)		237,000	14,028,030
Dominion Resources, Inc. 6.375%		59,900	2,901,556
			16,929,586
TOTAL UTILITIES			28,550,278

TOTAL CONVERTIBLE PREFERRED STOCKS			169,767,156

Nonconvertible Preferred Stocks - 5.8%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%		220,000	5,462,600
FINANCIALS - 4.5%
Banks - 1.1%
Bank of America Corp. 6.50%		160,000	4,238,400
BB&T Corp. Series E, 5.625%		125,000	3,231,250
Citigroup, Inc. Series C, 5.80%		300,000	7,653,000
SunTrust Banks, Inc. Series E, 5.875%		757,800	19,301,166
U.S. Bancorp:
Series A, 3.50%		17,890	14,222,550
Series H, 5.15%		40,000	1,030,000
			49,676,366
Capital Markets - 1.6%
Charles Schwab Corp. Series C, 6.00%		200,000	5,200,000
GMAC Capital Trust I Series 2, 8.125%		1,120,787	28,580,069
Goldman Sachs Group, Inc.:
5.95%		65,219	1,675,476
Series K, 6.375%		80,000	2,160,000
Morgan Stanley:
6.875%		200,000	5,524,000
Series I, 6.375%		120,000	3,166,800
Northern Trust Corp. Series C, 5.85%		539,882	14,420,248
State Street Corp. 6.00%		400,000	10,484,000
			71,210,593
Consumer Finance - 0.7%
Ally Financial, Inc. 7.00% (b)		18,720	18,849,870
Capital One Financial Corp. Series D, 6.70%		160,000	4,268,800
Discover Financial Services Series B, 6.50%		200,000	5,230,000
			28,348,670
Diversified Financial Services - 0.1%
RBS Capital Funding Trust V Series E 5.90%		100,968	2,502,997
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc. Series G, 5.875%		140,000	3,474,800
Kimco Realty Corp. Series K, 5.625%		120,000	3,070,800
Public Storage:
Series S, 5.90%		84,978	2,193,282
Series T, 5.75%		69,018	1,780,664
Series V, 5.375%		250,000	6,335,000
Sabra Health Care REIT, Inc. Series A, 7.125%		554,395	13,882,051
Sunstone Hotel Investors, Inc. Series D, 8.00%		167,324	4,265,089
Vornado Realty Trust Series L, 5.40%		230,000	5,720,100
			40,721,786
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		156,512	4,127,221
TOTAL FINANCIALS			196,587,633
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%		134,452	3,307,519
Verizon Communications, Inc. 5.90%		370,828	10,112,480
			13,419,999
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Louisiana LLC 4.70%		87,044	2,088,186
Gulf Power Co. 5.60%		30,000	3,062,517
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%		8,729	221,717
Series I, 5.125%		366,273	8,973,689
SCE Trust I 5.625%		221,878	5,728,890
Southern California Edison Co. Series D, 6.50%		54,759	5,623,065
Southern Co. 6.25%		240,000	6,360,000
			32,058,064
Multi-Utilities - 0.2%
SCE Trust IV 5.375%		320,000	8,278,400
TOTAL UTILITIES			40,336,464

TOTAL NONCONVERTIBLE PREFERRED STOCKS			255,806,696

TOTAL PREFERRED STOCKS
(Cost $403,594,295)			425,573,852

Investment Companies - 0.3%
iShares S&P 500 Index ETF
(Cost $11,053,468)		55,321	11,610,218
		Principal Amount(a)	Value

Bank Loan Obligations - 0.4%
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0766% 5/1/18(c)
(Cost $16,008,787)		15,969,100	15,943,230

Preferred Securities - 4.2%
FINANCIALS - 4.2%
Banks - 3.0%
Bank of America Corp.:
6.1% (c)(h)		1,895,000	1,929,477
6.25% (c)(h)		4,895,000	5,040,079
6.5% (c)(h)		4,000,000	4,252,705
Citigroup, Inc.:
5.8% (c)(h)		4,000,000	3,965,198
5.9% (c)(h)		5,000,000	5,017,826
5.95% (c)(h)		5,000,000	5,047,892
6.125% (c)(h)		3,500,000	3,565,290
JPMorgan Chase & Co.:
5.15% (c)(h)		15,000,000	14,463,668
6.1% (c)(h)		4,000,000	4,102,667
6.75% (c)(h)		10,000,000	11,058,777
7.9% (c)(h)		18,350,000	19,027,245
Mellon Capital IV 4% (c)(h)		6,417,000	5,124,830
PNC Preferred Funding Trust I 1.9872% (b)(c)(h)		3,450,000	3,119,664
SunTrust Preferred Capital I 4% (c)(h)		6,866,000	5,414,222
USB Capital IX 3.5% (c)(h)		8,625,000	6,907,068
Wachovia Capital Trust III 5.5698% (c)(h)		8,091,000	7,920,386
Wells Fargo & Co.:
5.875%(c)(h)		5,205,000	5,625,969
5.9% (c)(h)		10,000,000	10,459,932
7.98% (c)(h)		9,780,000	10,434,094
			132,476,989
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (c)(h)		7,653,000	5,549,275
Goldman Sachs Capital III 4% (c)(h)		18,715,000	13,664,029
			19,213,304
Diversified Financial Services - 0.8%
General Electric Capital Corp.:
5.25% (c)(h)		9,200,000	9,791,025
6.25% (c)(h)		3,500,000	4,086,633
7.125% (c)(h)		16,300,000	19,912,888
			33,790,546
TOTAL FINANCIALS
(Cost $180,217,474)			185,480,839
		Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.18% (i)		69,276,225	69,276,225
Fidelity Securities Lending Cash Central Fund, 0.22% (i)(j)		4,824,125	4,824,125
TOTAL MONEY MARKET FUNDS
(Cost $74,100,350)			74,100,350
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,045,960,695)			4,364,125,091
NET OTHER ASSETS (LIABILITIES) - 0.1%			5,818,599
NET ASSETS - 100%			$4,369,943,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
243 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	25,269,570	$166,013

The face value of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $61,187,165.

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,881,032 or 5.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,723.

 (f) Security or a portion of the security is on loan at period end.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,799
Fidelity Securities Lending Cash Central Fund	74,030
Total	$407,829

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$115,922,612	$113,614,544	$2,308,068	$--
Consumer Staples	450,818,534	439,432,409	11,386,125	--
Energy	293,049,899	291,132,899	1,917,000	--
Financials	1,172,527,623	1,143,355,565	29,172,058	--
Health Care	462,900,721	445,655,208	15,301,813	1,943,700
Industrials	150,282,546	144,344,796	5,937,750	--
Information Technology	396,969,309	396,969,309	--	--
Materials	83,727,134	83,727,134	--	--
Telecommunication Services	133,938,612	127,392,007	6,546,605	--
Utilities	173,934,694	144,861,082	29,073,612	--
Corporate Bonds	641,739,047	--	641,739,047	--
U.S. Government and Government Agency Obligations	1,179,723	--	1,179,723	--
Investment Companies	11,610,218	11,610,218	--	--
Bank Loan Obligations	15,943,230	--	15,943,230	--
Preferred Securities	185,480,839	--	185,480,839	--
Money Market Funds	74,100,350	74,100,350	--	--
Total Investments in Securities:	$4,364,125,091	$3,416,195,521	$945,985,870	$1,943,700
Derivative Instruments:
Assets
Futures Contracts	$166,013	$166,013	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$166,013	$0
Total Value of Derivatives	$166,013	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.2%
BBB	5.7%
BB	5.5%
B	3.8%
CCC,CC,C	0.6%
Not Rated	2.5%
Equities	78.9%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015
Assets
Investment in securities, at value (including securities loaned of $4,633,057) — See accompanying schedule: Unaffiliated issuers (cost $3,971,860,345)	$4,290,024,741
Fidelity Central Funds (cost $74,100,350)	74,100,350
Total Investments (cost $4,045,960,695)		$4,364,125,091
Receivable for investments sold		4,587,070
Receivable for fund shares sold		2,119,786
Dividends receivable		12,140,624
Interest receivable		5,964,095
Distributions receivable from Fidelity Central Funds		12,977
Prepaid expenses		11,766
Other receivables		23,069
Total assets		4,388,984,478
Liabilities
Payable for investments purchased	$6,536,014
Payable for fund shares redeemed	4,174,764
Accrued management fee	2,005,796
Distribution and service plan fees payable	519,855
Payable for daily variation margin for derivative instruments	122,715
Other affiliated payables	742,652
Other payables and accrued expenses	114,867
Collateral on securities loaned, at value	4,824,125
Total liabilities		19,040,788
Net Assets		$4,369,943,690
Net Assets consist of:
Paid in capital		$3,953,230,278
Undistributed net investment income		34,458,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,977,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		318,277,849
Net Assets		$4,369,943,690
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($632,816,581 ÷ 45,075,028 shares)		$14.04
Maximum offering price per share (100/94.25 of $14.04)		$14.90
Class T:
Net Asset Value and redemption price per share ($223,424,034 ÷ 15,921,157 shares)		$14.03
Maximum offering price per share (100/96.50 of $14.03)		$14.54
Class B:
Net Asset Value and offering price per share ($5,011,960 ÷ 356,875 shares)(a)		$14.04
Class C:
Net Asset Value and offering price per share ($348,111,209 ÷ 24,909,317 shares)(a)		$13.98
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,833,412,681 ÷ 200,689,098 shares)		$14.12
Class I:
Net Asset Value, offering price and redemption price per share ($327,167,225 ÷ 23,219,946 shares)		$14.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2015
Investment Income
Dividends		$135,311,882
Interest		26,401,288
Income from Fidelity Central Funds		407,829
Total income		162,120,999
Expenses
Management fee	$25,791,306
Transfer agent fees	8,331,691
Distribution and service plan fees	6,539,500
Accounting and security lending fees	1,072,252
Custodian fees and expenses	82,721
Independent trustees' compensation	19,597
Registration fees	288,426
Audit	80,190
Legal	12,302
Miscellaneous	180,014
Total expenses before reductions	42,397,999
Expense reductions	(293,061)	42,104,938
Net investment income (loss)		120,016,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,838,509
Foreign currency transactions	(179,516)
Futures contracts	2,912,426
Total net realized gain (loss)		95,571,419
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,001,225)
Assets and liabilities in foreign currencies	(17,741)
Futures contracts	(887,758)
Total change in net unrealized appreciation (depreciation)		(261,906,724)
Net gain (loss)		(166,335,305)
Net increase (decrease) in net assets resulting from operations		$(46,319,244)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,016,061	$113,076,331
Net realized gain (loss)	95,571,419	288,990,222
Change in net unrealized appreciation (depreciation)	(261,906,724)	151,478,832
Net increase (decrease) in net assets resulting from operations	(46,319,244)	553,545,385
Distributions to shareholders from net investment income	(115,788,041)	(99,199,882)
Distributions to shareholders from net realized gain	(273,382,094)	(55,333,769)
Total distributions	(389,170,135)	(154,533,651)
Share transactions - net increase (decrease)	314,223,490	294,214,188
Total increase (decrease) in net assets	(121,265,889)	693,225,922
Net Assets
Beginning of period	4,491,209,579	3,797,983,657
End of period (including undistributed net investment income of $34,458,108 and undistributed net investment income of $30,661,178, respectively)	$4,369,943,690	$4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$14.02	$12.24	$10.77	$10.23
Income from Investment Operations
Net investment income (loss)A	.35	.39B	.31	.31	.30
Net realized and unrealized gain (loss)	(.51)	1.60	1.77	1.45	.55
Total from investment operations	(.16)	1.99	2.08	1.76	.85
Distributions from net investment income	(.35)	(.34)C	(.30)	(.29)	(.31)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.26)	(.55)	(.30)	(.29)	(.31)
Net asset value, end of period	$14.04	$15.46	$14.02	$12.24	$10.77
Total ReturnD,E	(.95)%	14.63%	17.17%	16.47%	8.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%	1.03%	1.05%	1.09%	1.14%
Expenses net of fee waivers, if any	1.02%	1.03%	1.05%	1.09%	1.14%
Expenses net of all reductions	1.02%	1.02%	1.04%	1.09%	1.14%
Net investment income (loss)	2.43%	2.68%B	2.28%	2.60%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$632,817	$648,239	$530,203	$353,726	$125,190
Portfolio turnover rateH	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.02	$12.24	$10.77	$10.22
Income from Investment Operations
Net investment income (loss)A	.31	.35B	.27	.28	.27
Net realized and unrealized gain (loss)	(.50)	1.60	1.77	1.44	.56
Total from investment operations	(.19)	1.95	2.04	1.72	.83
Distributions from net investment income	(.31)	(.31)C	(.26)	(.25)	(.28)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.23)D	(.52)	(.26)	(.25)	(.28)
Net asset value, end of period	$14.03	$15.45	$14.02	$12.24	$10.77
Total ReturnE,F	(1.22)%	14.28%	16.86%	16.16%	8.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of all reductions	1.27%	1.28%	1.30%	1.35%	1.37%
Net investment income (loss)	2.18%	2.42%B	2.02%	2.34%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$223,424	$226,563	$174,568	$123,395	$78,994
Portfolio turnover rateI	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class B

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.00	$12.22	$10.75	$10.20
Income from Investment Operations
Net investment income (loss)A	.23	.27B	.19	.21	.21
Net realized and unrealized gain (loss)	(.50)	1.60	1.77	1.45	.55
Total from investment operations	(.27)	1.87	1.96	1.66	.76
Distributions from net investment income	(.22)	(.21)C	(.18)	(.19)	(.21)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.14)D	(.42)	(.18)	(.19)	(.21)
Net asset value, end of period	$14.04	$15.45	$14.00	$12.22	$10.75
Total ReturnE,F	(1.76)%	13.68%	16.13%	15.51%	7.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%	1.86%	1.89%	1.91%	1.93%
Expenses net of fee waivers, if any	1.83%	1.86%	1.89%	1.91%	1.93%
Expenses net of all reductions	1.83%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	1.62%	1.85%B	1.44%	1.78%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$5,012	$8,183	$11,912	$13,962	$12,754
Portfolio turnover rateI	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.14 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.39	$13.97	$12.20	$10.75	$10.21
Income from Investment Operations
Net investment income (loss)A	.24	.28B	.20	.22	.22
Net realized and unrealized gain (loss)	(.50)	1.59	1.77	1.44	.55
Total from investment operations	(.26)	1.87	1.97	1.66	.77
Distributions from net investment income	(.24)	(.24)C	(.20)	(.21)	(.23)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.15)	(.45)	(.20)	(.21)	(.23)
Net asset value, end of period	$13.98	$15.39	$13.97	$12.20	$10.75
Total ReturnD,E	(1.65)%	13.72%	16.31%	15.54%	7.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of all reductions	1.78%	1.78%	1.80%	1.84%	1.87%
Net investment income (loss)	1.67%	1.92%B	1.53%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$348,111	$351,654	$253,825	$140,428	$59,464
Portfolio turnover rateH	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.54	$14.09	$12.30	$10.82	$10.27
Income from Investment Operations
Net investment income (loss)A	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	(.51)	1.61	1.78	1.45	.56
Total from investment operations	(.12)	2.04	2.12	1.79	.89
Distributions from net investment income	(.39)	(.38)C	(.33)	(.31)	(.34)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.30)	(.59)	(.33)	(.31)	(.34)
Net asset value, end of period	$14.12	$15.54	$14.09	$12.30	$10.82
Total ReturnD	(.68)%	14.93%	17.48%	16.77%	8.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.74%	.77%	.81%	.84%
Expenses net of fee waivers, if any	.75%	.74%	.77%	.81%	.84%
Expenses net of all reductions	.75%	.74%	.76%	.80%	.84%
Net investment income (loss)	2.70%	2.96%B	2.56%	2.89%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,833,413	$2,920,815	$2,581,720	$2,190,089	$1,138,764
Portfolio turnover rateG	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$14.07	$12.28	$10.80	$10.26
Income from Investment Operations
Net investment income (loss)A	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	(.51)	1.60	1.78	1.46	.55
Total from investment operations	(.12)	2.03	2.12	1.80	.88
Distributions from net investment income	(.39)	(.38)C	(.33)	(.32)	(.34)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.30)	(.59)	(.33)	(.32)	(.34)
Net asset value, end of period	$14.09	$15.51	$14.07	$12.28	$10.80
Total ReturnD	(.69)%	14.87%	17.50%	16.83%	8.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.76%	.78%	.81%	.83%
Expenses net of fee waivers, if any	.77%	.76%	.78%	.81%	.83%
Expenses net of all reductions	.76%	.76%	.77%	.81%	.82%
Net investment income (loss)	2.69%	2.94%B	2.55%	2.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$327,167	$335,756	$245,756	$153,453	$32,356
Portfolio turnover rateG	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2014. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$523,013,714
Gross unrealized depreciation	(221,267,637)
Net unrealized appreciation (depreciation) on securities	$301,746,077
Tax Cost	$4,062,379,014

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,170,845
Undistributed long-term capital gain	$86,245,603
Net unrealized appreciation (depreciation) on securities and other investments	$301,693,517

The tax character of distributions paid was as follows:

	November 30, 2015	November 30, 2014
Ordinary Income	$133,812,005	$ 99,199,882
Long-term Capital Gains	255,358,130	55,333,769
Total	$389,170,135	$ 154,533,651

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,912,426 and a change in net unrealized appreciation (depreciation) of $(887,758) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,608,684,234 and $2,438,935,933, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,657,706	$33,051
Class T	.25%	.25%	1,153,787	–
Class B	.75%	.25%	65,475	49,148
Class C	.75%	.25%	3,662,532	805,440
			$6,539,500	$887,639

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$315,249
Class T	65,121
Class B(a)	2,272
Class C(a)	50,983
$433,625

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,255,916.19
Class T	448,708.19
Class B	16,230.25
Class C	721,148.20
Strategic Dividend and Income	5,254,256.17
Class I	635,433.18
	$8,331,691

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,318 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,030. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $175,707 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,677.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,161 and a portion of class-level operating expenses as follows:

Amount
Class A	$12,986
Class T	4,392
Class B	195
Class C	6,477
Strategic Dividend and Income	66,200
Class I	6,266
$96,516

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2015	2014
From net investment income
Class A	$15,784,946	$13,559,959
Class T	4,890,430	4,072,749
Class B	104,939	152,413
Class C	5,988,104	4,781,516
Strategic Dividend and Income	79,930,815	69,694,249
Class I	9,088,807	6,938,996
Total	$115,788,041	$99,199,882
From net realized gain
Class A	$39,156,030	$7,846,336
Class T	13,653,437	2,541,036
Class B	475,119	172,677
Class C	21,433,056	3,806,533
Strategic Dividend and Income	178,421,481	37,341,504
Class I	20,242,971	3,625,683
Total	$273,382,094	$55,333,769

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended November 30,	2015	2014	2015	2014
Class A
Shares sold	11,207,876	11,866,330	$161,409,847	$173,633,126
Reinvestment of distributions	3,685,453	1,330,070	52,573,406	18,839,208
Shares redeemed	(11,743,284)	(9,084,861)	(167,109,919)	(132,112,070)
Net increase (decrease)	3,150,045	4,111,539	$46,873,334	$60,360,264
Class T
Shares sold	3,827,636	4,410,840	$55,017,292	$64,417,078
Reinvestment of distributions	1,236,703	433,378	17,646,577	6,127,810
Shares redeemed	(3,803,942)	(2,637,920)	(54,192,274)	(38,205,613)
Net increase (decrease)	1,260,397	2,206,298	$18,471,595	$32,339,275
Class B
Shares sold	35,092	63,103	$511,590	$913,256
Reinvestment of distributions	38,015	20,264	544,200	283,704
Shares redeemed	(245,750)	(404,427)	(3,530,643)	(5,875,260)
Net increase (decrease)	(172,643)	(321,060)	$(2,474,853)	$(4,678,300)
Class C
Shares sold	6,813,352	7,158,259	$97,909,856	$104,198,642
Reinvestment of distributions	1,796,899	534,555	25,588,948	7,518,607
Shares redeemed	(6,543,801)	(3,021,008)	(92,705,838)	(43,661,560)
Net increase (decrease)	2,066,450	4,671,806	$30,792,966	$68,055,689
Strategic Dividend and Income
Shares sold	55,041,374	40,428,947	$798,672,072	$593,910,146
Reinvestment of distributions	16,340,046	6,806,104	234,204,807	96,721,198
Shares redeemed	(58,627,635)	(42,540,657)	(836,863,452)	(615,164,613)
Net increase (decrease)	12,753,785	4,694,394	$196,013,427	$75,466,731
Class I
Shares sold	9,506,214	8,267,802	$137,649,533	$122,019,925
Reinvestment of distributions	1,741,046	474,725	24,895,881	6,745,227
Shares redeemed	(9,669,608)	(4,571,966)	(137,998,393)	(66,094,623)
Net increase (decrease)	1,577,652	4,170,561	$24,547,021	$62,670,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Strategic Dividend & Income® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Strategic Dividend & Income® Fund (a fund of Fidelity Salem Street Trust) at November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Strategic Dividend & Income® Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 226 funds. Mr. von Kuhn oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period-B June 1, 2015 to November 30, 2015
Class A	1.01%
Actual		$1,000.00	$978.90	$5.01
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class T	1.27%
Actual		$1,000.00	$977.60	$6.30
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class B	1.80%
Actual		$1,000.00	$974.60	$8.91
Hypothetical-C		$1,000.00	$1,016.04	$9.10
Class C	1.77%
Actual		$1,000.00	$975.70	$8.77
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Strategic Dividend and Income	.74%
Actual		$1,000.00	$980.30	$3.67
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class I	.75%
Actual		$1,000.00	$980.20	$3.72
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/14/15	12/11/15	$0.118	$0.270
Class A	01/19/16	01/15/16	$0.000	$0.011

Class T	12/14/15	12/11/15	$0.109	$0.270
Class T	01/19/16	01/15/16	$0.000	$0.011
Class B	12/14/15	12/11/15	$0.086	$0.270
Class B	01/19/16	01/15/16	$0.000	$0.011
Class C	12/14/15	12/11/15	$0.090	$0.270
Class C	01/19/16	01/15/16	$0.000	$0.011

The fund hereby designates a capital gain with respect to the taxable year ended November 30, 2015 of $92,201,277, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 11%, 94%, 100%, 100% and 100%; Class T designates 12%, 94%, 100%, 100% and 100%; Class B designates 14%, 94%, 100%, 100% and 100%; and Class C designates 13%, 94%, 100%, 100% and 100%; of the dividends distributed in December 2014, January 2015, April 2015, July 2015 and October 2015, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 18%, 100%, 100%, 100%, and 100%; Class T designates 19%, 100%, 100%, 100% and 100%; Class B designates 22%, 100%, 100%, 100% and 100%; and Class C designates 21%, 100%, 100%, 100% and 100%; of the dividends distributed in December 2014, January 2015, April 2015, July 2015 and October 2015, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also considered that the total expense ratio of Class B was above the competitive median because of high transfer agent fees due to low asset levels and small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Proposal 1 reflects trust wide voting results.

ASDI-ANN-0116
1.802405.111

Fidelity Advisor® Strategic Dividend & Income® Fund - Class I (formerly Institutional Class) Annual Report November 30, 2015 Class I is a class of Fidelity® Strategic Dividend & Income® Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(0.69)%	11.21%	5.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Class I on November 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,897	Fidelity Advisor® Strategic Dividend & Income® Fund - Class I
$20,574	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the year ending November 30, 2015, the Fidelity Strategic Dividend & Income Composite Index℠ returned 2.00%. Concerns over the declining value of emerging-market currencies, sluggish global demand for goods and services, and a sell-off in commodities made higher-quality asset classes relatively more-attractive investment vehicles for much of the year. Among the asset classes that make up the Composite index, convertible securities declined. The hybrid equity- and debt-like features of convertibles hurt the segment increasing market volatility. The BofA Merrill Lynch℠ All US Convertibles Index returned -1.94% this period. Dividend-paying equities also underperformed, as investors generally favored growth-oriented stocks over value. Accordingly, the MSCI USA High Dividend Yield Index returned 0.47%. Meanwhile, real estate investment trusts (REITs), as represented by the FTSE® NAREIT® Equity REITs Index, gained 3.23%. REITs benefited from a stagnant interest rate policy in the U.S. and declining rates elsewhere – a result of slowing global economic growth, led by China. In addition, REITs boasted attractive valuations. Meanwhile, preferred stocks advanced 6.79%, according to The BofA Merrill Lynch℠ Fixed Rate Preferred Securities Index. Investors were attracted to the higher-quality securities within this asset class against rising macroeconomic concerns and market volatility.

Comments from Lead Portfolio Manager Joanna Bewick:  For the year, the fund's share classes (excluding sales charges, if applicable) posted modest declines, trailing the 2.00% gain of the Fidelity Strategic Dividend & Income Composite Index℠. Versus the Composite, security selection within the fund's individual subportfolios, in aggregate, had a negative effect, as did our allocation of assets among the fund's subportfolios, although to a much lesser degree. We remained overweighted in dividend-paying equities the past year, which hurt overall results given the asset class's underperformance. The fund’s slight underweighting in the strong-performing REITs asset class was another detractor, as was its underweighted stance in preferred securities, which also outperformed the index. Looking at the individual subportfolios, the preferreds sleeve underperformed its benchmark, due mainly to unsuccessful security selection in the banks & thrifts sector. The dividend-paying equities subportfolio also lagged its benchmark. Stock selection in the poor-performing energy sector, which suffered amid volatile commodity prices, was the primary detractor. Conversely, convertible securities and REITs has a positive effect on relative performance, as both modestly outperformed their respective benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2015

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.2	2.9
Chevron Corp.	2.8	2.6
Pfizer, Inc.	2.2	2.2
Procter & Gamble Co.	2.2	2.1
AT&T, Inc.	2.1	2.0
Microsoft Corp.	2.1	1.7
The Coca-Cola Co.	2.0	1.8
Cisco Systems, Inc.	1.7	1.6
Exxon Mobil Corp.	1.7	1.8
PepsiCo, Inc.	1.6	1.2
	21.6

Top Five Market Sectors as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.5	31.1
Information Technology	12.5	12.5
Health Care	12.4	11.3
Consumer Staples	11.4	10.9
Energy	7.7	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2015 *
Common Stocks and Equity Futures	69.5%
Preferred Stocks	9.7%
Convertible Bonds	6.8%
Other Investments	12.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.1%

As of May 31, 2015*
Common Stocks and Equity Futures	67.8%
Preferred Stocks	9.0%
Convertible Bonds	5.8%
Other Investments	11.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 4.9%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments November 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 14.7%
		Principal Amount(a)	Value
Convertible Bonds - 6.8%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		$2,400,000	$2,905,500
Household Durables - 0.5%
Jarden Corp. 1.875% 9/15/18		6,440,000	9,921,625
Lennar Corp. 3.25% 11/15/21 (b)		3,970,000	8,659,563
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,828,344
			22,409,532
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,861,250
3.5% 1/15/31		22,000,000	11,715,594
			14,576,844
TOTAL CONSUMER DISCRETIONARY			39,891,876
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Vector Group Ltd. 2.5% 1/15/19 (c)		7,463,000	12,091,993
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp. 5.25% 10/1/18 (b)		3,220,000	1,807,225
Peabody Energy Corp. 4.75% 12/15/41		26,652,000	1,532,490
Scorpio Tankers, Inc. 2.375% 7/1/19 (b)		13,480,000	13,252,525
Ship Finance International Ltd. 3.25% 2/1/18		8,210,000	8,971,888
Whiting Petroleum Corp. 1.25% 4/1/20 (b)		8,880,000	7,814,400
			33,378,528
FINANCIALS - 0.3%
Capital Markets - 0.0%
Ares Capital Corp. 5.75% 2/1/16		1,930,000	1,937,238
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	3,098,063
Real Estate Investment Trusts - 0.1%
Equinix, Inc. 4.75% 6/15/16		860,000	3,313,688
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (b)		3,690,000	4,024,406
TOTAL FINANCIALS			12,373,395
HEALTH CARE - 0.9%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		3,760,000	4,786,950
Gilead Sciences, Inc. 1.625% 5/1/16		660,000	3,087,975
			7,874,925
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		2,320,000	4,976,400
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		8,059,000	8,784,310
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc. 3% 12/1/19		2,920,000	2,837,875
Jazz Investments I Ltd. 1.875% 8/15/21		3,880,000	4,190,400
Teva Pharmaceutical Finance LLC 0.25% 2/1/26		4,570,000	6,894,988
The Medicines Co. 2.5% 1/15/22 (b)		3,480,000	4,867,650
			18,790,913
TOTAL HEALTH CARE			40,426,548
INDUSTRIALS - 0.3%
Airlines - 0.3%
JetBlue Airways Corp. Series D 6.75% 10/15/39		2,340,000	11,849,175
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (b)		8,710,000	8,443,256
InterDigital, Inc. 1.5% 3/1/20 (b)		14,190,000	14,101,313
Liberty Interactive LLC 0.75% 3/30/43		6,300,000	9,658,688
			32,203,257
Internet Software & Services - 0.6%
Twitter, Inc.:
0.25% 9/15/19		13,760,000	11,919,600
1% 9/15/21		13,190,000	11,260,963
VeriSign, Inc. 3.25% 8/15/37 (c)		830,000	2,179,269
			25,359,832
Semiconductors & Semiconductor Equipment - 1.4%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	64,172
3% 12/15/20 (d)		13,470,000	126,281
Intel Corp. 3.25% 8/1/39		4,820,000	8,073,500
Microchip Technology, Inc.:
1.625% 2/15/25 (b)		9,400,000	9,699,625
2.125% 12/15/37		4,120,000	8,152,450
Micron Technology, Inc.:
3% 11/15/43		15,770,000	14,370,413
3.125% 5/1/32		1,650,000	2,873,063
NXP Semiconductors NV 1% 12/1/19 (b)		12,790,000	14,772,450
Xilinx, Inc. 2.625% 6/15/17		2,210,000	3,783,244
			61,915,198
Software - 0.4%
BroadSoft, Inc. 1% 9/1/22 (b)		1,700,000	2,004,938
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	7,774,075
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,330,000	4,532,969
Workday, Inc. 1.5% 7/15/20		3,000,000	3,693,900
			18,005,882
Technology Hardware, Storage & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17		2,660,000	4,068,138
TOTAL INFORMATION TECHNOLOGY			141,552,307
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (b)		7,150,000	6,644,645

TOTAL CONVERTIBLE BONDS			298,208,467

Nonconvertible Bonds - 7.9%
CONSUMER DISCRETIONARY - 1.0%
Media - 0.8%
Altice SA:
7.625% 2/15/25 (b)		12,055,000	10,548,125
7.75% 5/15/22 (b)		8,970,000	8,386,950
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,879,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (b)		7,145,000	7,564,769
			34,379,044
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		10,145,000	9,688,475
TOTAL CONSUMER DISCRETIONARY			44,067,519
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
H.J. Heinz Co. 4.875% 2/15/25 (b)		12,484,000	13,303,650
Post Holdings, Inc. 7.375% 2/15/22		4,398,000	4,578,054
			17,881,704
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		11,815,000	12,553,438
TOTAL CONSUMER STAPLES			30,435,142
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Antero Resources Corp. 5.125% 12/1/22		4,280,000	3,894,800
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (b)		3,000,000	2,752,500
			6,647,300
FINANCIALS - 4.2%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,170,417
Corestates Capital II 0.9705% 1/15/27 (b)(c)		10,500,000	9,084,075
Corestates Capital III 0.9316% 2/15/27 (b)(c)		14,060,000	12,014,270
First Maryland Capital I 1.3205% 1/15/27 (c)		2,500,000	2,106,250
First Maryland Capital II 1.1789% 2/1/27 (c)		4,100,000	3,403,000
JPMorgan Chase Capital XIII 1.2766% 9/30/34 (c)		12,206,000	10,192,010
JPMorgan Chase Capital XXI 1.2789% 1/15/87 (c)		12,550,000	9,836,063
PNC Capital Trust C 0.8944% 6/1/28 (c)		12,000,000	10,560,000
SunTrust Capital III 0.9872% 3/15/28 (c)		14,450,000	11,686,438
Wachovia Capital Trust II 0.8205% 1/15/27 (c)		32,014,000	27,394,380
Wells Fargo Capital II 0.8219% 1/30/27 (c)		5,930,000	5,070,150
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,379,375
			112,896,428
Capital Markets - 0.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		12,230,000	12,321,725
Chase Capital II 0.8289% 2/1/27 (c)		17,900,000	15,125,500
Chase Capital III 0.8744% 3/1/27 (c)		5,000,000	4,275,000
Chase Capital Trust VI 0.9539% 8/1/28 (c)		5,000,000	4,200,000
JPMorgan Chase Capital XXIII 1.3616% 5/15/47 (c)		2,500,000	1,890,625
NTC Capital II 0.9105% 4/15/27 (c)		3,500,000	2,999,817
			40,812,667
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,692,591
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.3205% 4/15/27 (c)		3,240,000	2,721,600
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)		22,130,000	20,912,850
			23,634,450
TOTAL FINANCIALS			185,036,136
HEALTH CARE - 0.5%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,895,000	3,242,588
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		15,540,000	15,811,950
Kindred Healthcare, Inc. 8.75% 1/15/23		4,085,000	3,865,431
			19,677,381
TOTAL HEALTH CARE			22,919,969
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,200,350
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	4,811,400
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22		5,830,000	7,127,175
8.875% 9/1/17		3,000,000	3,285,000
			10,412,175
TOTAL INDUSTRIALS			22,423,925
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,800,000
6.5% 4/15/38		4,440,000	3,862,356
			7,662,356
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32		6,139,000	4,796,094
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (b)		6,400,000	6,688,000
TOTAL TELECOMMUNICATION SERVICES			11,484,094
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (c)		7,950,000	6,201,000
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22		4,350,000	4,193,139
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,000,000	2,460,000
TOTAL UTILITIES			12,854,139

TOTAL NONCONVERTIBLE BONDS			343,530,580

TOTAL CORPORATE BONDS
(Cost $667,474,011)			641,739,047

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.06% 2/4/16 (e)
(Cost $1,179,871)		1,180,000	1,179,723
		Shares	Value

Common Stocks - 68.9%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.2%
General Motors Co.		309,500	$11,203,900
Hotels, Restaurants & Leisure - 1.1%
DineEquity, Inc.		97,100	8,237,964
Hilton Worldwide Holdings, Inc.		332,100	7,711,362
McDonald's Corp.		265,000	30,252,400
Yum! Brands, Inc.		43,900	3,183,189
			49,384,915
Media - 0.2%
Time Warner, Inc.		104,000	7,277,920
Multiline Retail - 0.5%
Target Corp.		305,600	22,156,000
Specialty Retail - 0.3%
Foot Locker, Inc.		91,100	5,921,500
Staples, Inc.		454,800	5,489,436
			11,410,936
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.		181,386	5,762,633
VF Corp.		99,200	6,418,240
			12,180,873

TOTAL CONSUMER DISCRETIONARY			113,614,544

CONSUMER STAPLES - 10.1%
Beverages - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.)		35,000	4,909,100
Molson Coors Brewing Co. Class B		66,400	6,110,792
PepsiCo, Inc.		684,500	68,559,520
SABMiller PLC		73,900	4,487,091
The Coca-Cola Co.		2,045,300	87,170,686
			171,237,189
Food & Staples Retailing - 1.2%
CVS Health Corp.		184,300	17,340,787
Wal-Mart Stores, Inc.		371,200	21,841,408
Walgreens Boots Alliance, Inc.		144,600	12,150,738
			51,332,933
Food Products - 0.4%
ConAgra Foods, Inc.		374,800	15,340,564
Household Products - 2.2%
Procter & Gamble Co.		1,294,458	96,877,237
Tobacco - 2.4%
Altria Group, Inc.		246,500	14,198,400
Imperial Tobacco Group PLC		263,894	14,260,533
Philip Morris International, Inc.		532,018	46,493,053
Reynolds American, Inc.		642,000	29,692,500
			104,644,486

TOTAL CONSUMER STAPLES			439,432,409

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.		107,100	6,415,290
Cenovus Energy, Inc.		1,238,600	18,326,958
Chevron Corp.		1,361,300	124,313,916
Energy Transfer Equity LP		130,600	2,473,564
Enterprise Products Partners LP		482,500	12,250,675
Exxon Mobil Corp.		909,500	74,269,770
Kinder Morgan, Inc.		349,500	8,237,715
Markwest Energy Partners LP		98,200	4,713,600
PrairieSky Royalty Ltd. (f)		128,800	2,473,863
Suncor Energy, Inc.		175,800	4,857,554
Tesoro Logistics LP		58,396	2,916,880
Western Gas Partners LP		54,900	2,636,298
Williams Partners LP		430,482	11,803,816
			275,689,899
FINANCIALS - 21.4%
Banks - 2.4%
Bank of America Corp.		540,300	9,417,429
Community Trust Bancorp, Inc.		145,300	5,332,510
CVB Financial Corp.		329,500	6,095,750
JPMorgan Chase & Co.		406,000	27,072,080
PacWest Bancorp		151,900	7,142,338
Prosperity Bancshares, Inc.		74,500	4,128,045
Regions Financial Corp.		1,089,600	11,048,544
U.S. Bancorp		351,700	15,436,113
Valley National Bancorp (f)		451,000	5,024,140
Wells Fargo & Co.		274,500	15,124,950
			105,821,899
Capital Markets - 2.2%
Ares Capital Corp.		580,200	9,178,764
BlackRock, Inc. Class A		118,800	43,209,936
PJT Partners, Inc. (g)		27,752	650,507
The Blackstone Group LP		1,120,400	34,990,092
TPG Specialty Lending, Inc.		422,500	7,271,225
			95,300,524
Consumer Finance - 0.3%
Capital One Financial Corp.		191,500	15,034,665
Insurance - 1.9%
ACE Ltd.		209,600	24,072,560
First American Financial Corp.		362,800	14,308,832
MetLife, Inc.		287,600	14,693,484
The Travelers Companies, Inc.		252,400	28,917,468
			81,992,344
Real Estate Investment Trusts - 14.3%
Agree Realty Corp.		81,200	2,723,448
Alexandria Real Estate Equities, Inc.		85,644	7,886,956
American Residential Properties, Inc.		179,300	3,135,957
Ashford Hospitality Prime, Inc.		229,900	3,264,580
AvalonBay Communities, Inc.		76,640	13,932,386
Boston Properties, Inc.		266,796	33,346,832
CBL & Associates Properties, Inc.		212,400	2,776,068
Cedar Shopping Centers, Inc.		867,559	6,350,532
Coresite Realty Corp.		270,900	15,866,613
Cousins Properties, Inc.		770,936	7,578,301
DCT Industrial Trust, Inc.		557,300	21,272,141
Digital Realty Trust, Inc.		23,700	1,709,007
DuPont Fabros Technology, Inc.		455,700	15,056,328
Empire State Realty Trust, Inc.		207,400	3,814,086
Equity Lifestyle Properties, Inc.		16,000	998,080
Equity Residential (SBI)		198,915	15,877,395
Essex Property Trust, Inc.		124,892	28,823,825
Extra Space Storage, Inc.		304,900	25,535,375
Federal Realty Investment Trust (SBI)		125,608	18,404,084
FelCor Lodging Trust, Inc.		1,706,652	13,687,349
General Growth Properties, Inc.		154,700	3,940,209
HCP, Inc.		232,139	8,247,899
Healthcare Realty Trust, Inc.		617,900	16,800,701
Healthcare Trust of America, Inc.		144,510	3,773,156
Host Hotels & Resorts, Inc.		789,197	13,100,670
Inland Real Estate Corp.		126,800	1,218,548
Kite Realty Group Trust		134,883	3,629,702
Liberty Property Trust (SBI)		127,700	4,329,030
Mack-Cali Realty Corp.		728,800	17,126,800
Medical Properties Trust, Inc.		206,800	2,483,668
Mid-America Apartment Communities, Inc.		198,900	17,614,584
New York (REIT), Inc.		174,600	2,009,646
Outfront Media, Inc.		304,700	6,962,395
Parkway Properties, Inc.		558,900	9,546,012
Pebblebrook Hotel Trust		126,500	4,029,025
Prologis, Inc.		109,210	4,668,728
Public Storage		105,399	25,302,084
Ramco-Gershenson Properties Trust (SBI)		234,300	3,952,641
Sabra Health Care REIT, Inc.		423,300	8,753,844
Simon Property Group, Inc.		336,115	62,598,058
SL Green Realty Corp.		191,673	22,632,748
Store Capital Corp.		541,500	12,324,540
Sun Communities, Inc.		170,382	11,390,037
Taubman Centers, Inc.		55,200	3,967,224
Terreno Realty Corp.		263,700	5,972,805
The GEO Group, Inc.		158,800	4,656,016
The Macerich Co.		105,000	8,205,750
UDR, Inc.		636,000	23,474,760
Urban Edge Properties		732,757	17,578,840
Ventas, Inc.		494,939	26,400,046
VEREIT, Inc.		1,677,300	13,971,909
Welltower, Inc.		42,296	2,672,684
WP Carey, Inc.		189,400	11,718,178
			627,092,280
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (g)		536,340	11,928,202

TOTAL FINANCIALS			937,169,914

HEALTH CARE - 9.4%
Biotechnology - 0.6%
AbbVie, Inc.		437,900	25,463,885
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		37,100	5,574,275
Medtronic PLC		268,000	20,191,120
			25,765,395
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.		423,000	28,345,230
Eli Lilly & Co.		534,100	43,817,564
Johnson & Johnson		1,366,144	138,308,402
Merck & Co., Inc.		458,590	24,309,856
Pfizer, Inc.		2,981,400	97,700,478
Sanofi SA sponsored ADR		347,800	15,379,716
Teva Pharmaceutical Industries Ltd. sponsored ADR		163,200	10,270,176
			358,131,422

TOTAL HEALTH CARE			409,360,702

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.		26,100	5,720,076
The Boeing Co.		69,900	10,166,955
			15,887,031
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B		475,200	48,950,352
Electrical Equipment - 0.8%
Eaton Corp. PLC		396,900	23,083,704
Emerson Electric Co.		235,600	11,780,000
			34,863,704
Industrial Conglomerates - 1.0%
3M Co.		87,700	13,732,066
General Electric Co.		1,032,453	30,911,643
			44,643,709

TOTAL INDUSTRIALS			144,344,796

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.		2,770,400	75,493,400
QUALCOMM, Inc.		400,700	19,550,153
			95,043,553
IT Services - 2.0%
Automatic Data Processing, Inc.		104,600	9,022,796
IBM Corp.		426,800	59,504,456
Paychex, Inc.		377,600	20,484,800
			89,012,052
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.		1,309,900	45,545,223
Maxim Integrated Products, Inc.		497,500	19,288,075
			64,833,298
Software - 2.7%
Microsoft Corp.		1,714,200	93,166,770
Oracle Corp.		290,400	11,316,888
Symantec Corp.		597,300	11,695,134
			116,178,792
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		124,100	14,681,030
EMC Corp.		562,000	14,241,080
HP, Inc.		237,600	2,979,504
			31,901,614

TOTAL INFORMATION TECHNOLOGY			396,969,309

MATERIALS - 1.9%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.		513,000	34,545,420
LyondellBasell Industries NV Class A		282,500	27,069,150
Potash Corp. of Saskatchewan, Inc.		220,000	4,452,881
The Dow Chemical Co.		158,700	8,273,031
			74,340,482
Paper & Forest Products - 0.2%
International Paper Co.		224,400	9,386,652

TOTAL MATERIALS			83,727,134

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.		2,793,404	94,053,913
Verizon Communications, Inc.		55,900	2,540,655
			96,594,568
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC		1,945,300	6,546,605

TOTAL TELECOMMUNICATION SERVICES			103,141,173

UTILITIES - 2.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc.		230,500	12,910,305
Edison International		124,100	7,366,576
Exelon Corp.		299,400	8,176,614
IDACORP, Inc.		252,700	17,193,708
PPL Corp.		639,500	21,768,580
Xcel Energy, Inc.		663,500	23,660,410
			91,076,193
Gas Utilities - 0.2%
Atmos Energy Corp.		169,100	10,536,621
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc. (f)		191,800	3,435,138

TOTAL UTILITIES			105,047,952

TOTAL COMMON STOCKS
(Cost $2,692,332,439)			3,008,497,832

Preferred Stocks - 9.7%
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%		25,200	2,308,068
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Post Holdings, Inc. Series C 2.50% (g)		87,000	11,386,125
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (g)		7,100	1,917,000
Kinder Morgan, Inc. Series A 9.75% (g)		152,400	6,690,360
Southwestern Energy Co. Series B 6.25%		136,800	3,290,040
			11,897,400
FINANCIALS - 0.9%
Banks - 0.6%
Wells Fargo & Co. 7.50%		21,209	24,761,508
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (g)		35,600	3,686,380
Weyerhaeuser Co. Series A, 6.375%		194,300	10,322,188
			14,008,568
TOTAL FINANCIALS			38,770,076
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (g)		18,312	5,402,040
Health Care Providers & Services - 0.5%
AmSurg Corp. Series A-1, 5.25%		96,200	15,301,813
Anthem, Inc. 5.25% (g)		142,900	6,264,736
Kindred Healthcare, Inc. 7.50% (g)		2,945	1,943,700
			23,510,249
Pharmaceuticals - 0.6%
Allergan PLC 5.50%		23,515	24,627,730
TOTAL HEALTH CARE			53,540,019
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (g)		65,000	5,937,750
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Series A 11.125% (g)		36,600	3,537,024
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. Series A 5.50%		224,100	13,840,416
TOTAL TELECOMMUNICATION SERVICES			17,377,440
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp. 6.50%		126,100	5,038,956
NextEra Energy, Inc. 5.779% (g)		51,300	2,717,361
			7,756,317
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%		62,500	3,864,375
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (g)		237,000	14,028,030
Dominion Resources, Inc. 6.375%		59,900	2,901,556
			16,929,586
TOTAL UTILITIES			28,550,278

TOTAL CONVERTIBLE PREFERRED STOCKS			169,767,156

Nonconvertible Preferred Stocks - 5.8%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%		220,000	5,462,600
FINANCIALS - 4.5%
Banks - 1.1%
Bank of America Corp. 6.50%		160,000	4,238,400
BB&T Corp. Series E, 5.625%		125,000	3,231,250
Citigroup, Inc. Series C, 5.80%		300,000	7,653,000
SunTrust Banks, Inc. Series E, 5.875%		757,800	19,301,166
U.S. Bancorp:
Series A, 3.50%		17,890	14,222,550
Series H, 5.15%		40,000	1,030,000
			49,676,366
Capital Markets - 1.6%
Charles Schwab Corp. Series C, 6.00%		200,000	5,200,000
GMAC Capital Trust I Series 2, 8.125%		1,120,787	28,580,069
Goldman Sachs Group, Inc.:
5.95%		65,219	1,675,476
Series K, 6.375%		80,000	2,160,000
Morgan Stanley:
6.875%		200,000	5,524,000
Series I, 6.375%		120,000	3,166,800
Northern Trust Corp. Series C, 5.85%		539,882	14,420,248
State Street Corp. 6.00%		400,000	10,484,000
			71,210,593
Consumer Finance - 0.7%
Ally Financial, Inc. 7.00% (b)		18,720	18,849,870
Capital One Financial Corp. Series D, 6.70%		160,000	4,268,800
Discover Financial Services Series B, 6.50%		200,000	5,230,000
			28,348,670
Diversified Financial Services - 0.1%
RBS Capital Funding Trust V Series E 5.90%		100,968	2,502,997
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc. Series G, 5.875%		140,000	3,474,800
Kimco Realty Corp. Series K, 5.625%		120,000	3,070,800
Public Storage:
Series S, 5.90%		84,978	2,193,282
Series T, 5.75%		69,018	1,780,664
Series V, 5.375%		250,000	6,335,000
Sabra Health Care REIT, Inc. Series A, 7.125%		554,395	13,882,051
Sunstone Hotel Investors, Inc. Series D, 8.00%		167,324	4,265,089
Vornado Realty Trust Series L, 5.40%		230,000	5,720,100
			40,721,786
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		156,512	4,127,221
TOTAL FINANCIALS			196,587,633
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%		134,452	3,307,519
Verizon Communications, Inc. 5.90%		370,828	10,112,480
			13,419,999
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Louisiana LLC 4.70%		87,044	2,088,186
Gulf Power Co. 5.60%		30,000	3,062,517
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%		8,729	221,717
Series I, 5.125%		366,273	8,973,689
SCE Trust I 5.625%		221,878	5,728,890
Southern California Edison Co. Series D, 6.50%		54,759	5,623,065
Southern Co. 6.25%		240,000	6,360,000
			32,058,064
Multi-Utilities - 0.2%
SCE Trust IV 5.375%		320,000	8,278,400
TOTAL UTILITIES			40,336,464

TOTAL NONCONVERTIBLE PREFERRED STOCKS			255,806,696

TOTAL PREFERRED STOCKS
(Cost $403,594,295)			425,573,852

Investment Companies - 0.3%
iShares S&P 500 Index ETF
(Cost $11,053,468)		55,321	11,610,218
		Principal Amount(a)	Value

Bank Loan Obligations - 0.4%
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0766% 5/1/18(c)
(Cost $16,008,787)		15,969,100	15,943,230

Preferred Securities - 4.2%
FINANCIALS - 4.2%
Banks - 3.0%
Bank of America Corp.:
6.1% (c)(h)		1,895,000	1,929,477
6.25% (c)(h)		4,895,000	5,040,079
6.5% (c)(h)		4,000,000	4,252,705
Citigroup, Inc.:
5.8% (c)(h)		4,000,000	3,965,198
5.9% (c)(h)		5,000,000	5,017,826
5.95% (c)(h)		5,000,000	5,047,892
6.125% (c)(h)		3,500,000	3,565,290
JPMorgan Chase & Co.:
5.15% (c)(h)		15,000,000	14,463,668
6.1% (c)(h)		4,000,000	4,102,667
6.75% (c)(h)		10,000,000	11,058,777
7.9% (c)(h)		18,350,000	19,027,245
Mellon Capital IV 4% (c)(h)		6,417,000	5,124,830
PNC Preferred Funding Trust I 1.9872% (b)(c)(h)		3,450,000	3,119,664
SunTrust Preferred Capital I 4% (c)(h)		6,866,000	5,414,222
USB Capital IX 3.5% (c)(h)		8,625,000	6,907,068
Wachovia Capital Trust III 5.5698% (c)(h)		8,091,000	7,920,386
Wells Fargo & Co.:
5.875% (c)(h)		5,205,000	5,625,969
5.9% (c)(h)		10,000,000	10,459,932
7.98% (c)(h)		9,780,000	10,434,094
			132,476,989
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (c)(h)		7,653,000	5,549,275
Goldman Sachs Capital III 4% (c)(h)		18,715,000	13,664,029
			19,213,304
Diversified Financial Services - 0.8%
General Electric Capital Corp.:
5.25% (c)(h)		9,200,000	9,791,025
6.25% (c)(h)		3,500,000	4,086,633
7.125% (c)(h)		16,300,000	19,912,888
			33,790,546
TOTAL FINANCIALS
(Cost $180,217,474)			185,480,839
		Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.18% (i)		69,276,225	69,276,225
Fidelity Securities Lending Cash Central Fund, 0.22% (i)(j)		4,824,125	4,824,125
TOTAL MONEY MARKET FUNDS
(Cost $74,100,350)			74,100,350
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,045,960,695)			4,364,125,091
NET OTHER ASSETS (LIABILITIES) - 0.1%			5,818,599
NET ASSETS - 100%			$4,369,943,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
243 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	25,269,570	$166,013

The face value of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $61,187,165.

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,881,032 or 5.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,723.

 (f) Security or a portion of the security is on loan at period end.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,799
Fidelity Securities Lending Cash Central Fund	74,030
Total	$407,829

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$115,922,612	$113,614,544	$2,308,068	$--
Consumer Staples	450,818,534	439,432,409	11,386,125	--
Energy	293,049,899	291,132,899	1,917,000	--
Financials	1,172,527,623	1,143,355,565	29,172,058	--
Health Care	462,900,721	445,655,208	15,301,813	1,943,700
Industrials	150,282,546	144,344,796	5,937,750	--
Information Technology	396,969,309	396,969,309	--	--
Materials	83,727,134	83,727,134	--	--
Telecommunication Services	133,938,612	127,392,007	6,546,605	--
Utilities	173,934,694	144,861,082	29,073,612	--
Corporate Bonds	641,739,047	--	641,739,047	--
U.S. Government and Government Agency Obligations	1,179,723	--	1,179,723	--
Investment Companies	11,610,218	11,610,218	--	--
Bank Loan Obligations	15,943,230	--	15,943,230	--
Preferred Securities	185,480,839	--	185,480,839	--
Money Market Funds	74,100,350	74,100,350	--	--
Total Investments in Securities:	$4,364,125,091	$3,416,195,521	$945,985,870	$1,943,700
Derivative Instruments:
Assets
Futures Contracts	$166,013	$166,013	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$166,013	$0
Total Value of Derivatives	$166,013	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.2%
BBB	5.7%
BB	5.5%
B	3.8%
CCC,CC,C	0.6%
Not Rated	2.5%
Equities	78.9%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015
Assets
Investment in securities, at value (including securities loaned of $4,633,057) — See accompanying schedule: Unaffiliated issuers (cost $3,971,860,345)	$4,290,024,741
Fidelity Central Funds (cost $74,100,350)	74,100,350
Total Investments (cost $4,045,960,695)		$4,364,125,091
Receivable for investments sold		4,587,070
Receivable for fund shares sold		2,119,786
Dividends receivable		12,140,624
Interest receivable		5,964,095
Distributions receivable from Fidelity Central Funds		12,977
Prepaid expenses		11,766
Other receivables		23,069
Total assets		4,388,984,478
Liabilities
Payable for investments purchased	$6,536,014
Payable for fund shares redeemed	4,174,764
Accrued management fee	2,005,796
Distribution and service plan fees payable	519,855
Payable for daily variation margin for derivative instruments	122,715
Other affiliated payables	742,652
Other payables and accrued expenses	114,867
Collateral on securities loaned, at value	4,824,125
Total liabilities		19,040,788
Net Assets		$4,369,943,690
Net Assets consist of:
Paid in capital		$3,953,230,278
Undistributed net investment income		34,458,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,977,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		318,277,849
Net Assets		$4,369,943,690
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($632,816,581 ÷ 45,075,028 shares)		$14.04
Maximum offering price per share (100/94.25 of $14.04)		$14.90
Class T:
Net Asset Value and redemption price per share ($223,424,034 ÷ 15,921,157 shares)		$14.03
Maximum offering price per share (100/96.50 of $14.03)		$14.54
Class B:
Net Asset Value and offering price per share ($5,011,960 ÷ 356,875 shares)(a)		$14.04
Class C:
Net Asset Value and offering price per share ($348,111,209 ÷ 24,909,317 shares)(a)		$13.98
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,833,412,681 ÷ 200,689,098 shares)		$14.12
Class I:
Net Asset Value, offering price and redemption price per share ($327,167,225 ÷ 23,219,946 shares)		$14.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2015
Investment Income
Dividends		$135,311,882
Interest		26,401,288
Income from Fidelity Central Funds		407,829
Total income		162,120,999
Expenses
Management fee	$25,791,306
Transfer agent fees	8,331,691
Distribution and service plan fees	6,539,500
Accounting and security lending fees	1,072,252
Custodian fees and expenses	82,721
Independent trustees' compensation	19,597
Registration fees	288,426
Audit	80,190
Legal	12,302
Miscellaneous	180,014
Total expenses before reductions	42,397,999
Expense reductions	(293,061)	42,104,938
Net investment income (loss)		120,016,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,838,509
Foreign currency transactions	(179,516)
Futures contracts	2,912,426
Total net realized gain (loss)		95,571,419
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,001,225)
Assets and liabilities in foreign currencies	(17,741)
Futures contracts	(887,758)
Total change in net unrealized appreciation (depreciation)		(261,906,724)
Net gain (loss)		(166,335,305)
Net increase (decrease) in net assets resulting from operations		$(46,319,244)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,016,061	$113,076,331
Net realized gain (loss)	95,571,419	288,990,222
Change in net unrealized appreciation (depreciation)	(261,906,724)	151,478,832
Net increase (decrease) in net assets resulting from operations	(46,319,244)	553,545,385
Distributions to shareholders from net investment income	(115,788,041)	(99,199,882)
Distributions to shareholders from net realized gain	(273,382,094)	(55,333,769)
Total distributions	(389,170,135)	(154,533,651)
Share transactions - net increase (decrease)	314,223,490	294,214,188
Total increase (decrease) in net assets	(121,265,889)	693,225,922
Net Assets
Beginning of period	4,491,209,579	3,797,983,657
End of period (including undistributed net investment income of $34,458,108 and undistributed net investment income of $30,661,178, respectively)	$4,369,943,690	$4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$14.02	$12.24	$10.77	$10.23
Income from Investment Operations
Net investment income (loss)A	.35	.39B	.31	.31	.30
Net realized and unrealized gain (loss)	(.51)	1.60	1.77	1.45	.55
Total from investment operations	(.16)	1.99	2.08	1.76	.85
Distributions from net investment income	(.35)	(.34)C	(.30)	(.29)	(.31)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.26)	(.55)	(.30)	(.29)	(.31)
Net asset value, end of period	$14.04	$15.46	$14.02	$12.24	$10.77
Total ReturnD,E	(.95)%	14.63%	17.17%	16.47%	8.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%	1.03%	1.05%	1.09%	1.14%
Expenses net of fee waivers, if any	1.02%	1.03%	1.05%	1.09%	1.14%
Expenses net of all reductions	1.02%	1.02%	1.04%	1.09%	1.14%
Net investment income (loss)	2.43%	2.68%B	2.28%	2.60%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$632,817	$648,239	$530,203	$353,726	$125,190
Portfolio turnover rateH	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.02	$12.24	$10.77	$10.22
Income from Investment Operations
Net investment income (loss)A	.31	.35B	.27	.28	.27
Net realized and unrealized gain (loss)	(.50)	1.60	1.77	1.44	.56
Total from investment operations	(.19)	1.95	2.04	1.72	.83
Distributions from net investment income	(.31)	(.31)C	(.26)	(.25)	(.28)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.23)D	(.52)	(.26)	(.25)	(.28)
Net asset value, end of period	$14.03	$15.45	$14.02	$12.24	$10.77
Total ReturnE,F	(1.22)%	14.28%	16.86%	16.16%	8.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of all reductions	1.27%	1.28%	1.30%	1.35%	1.37%
Net investment income (loss)	2.18%	2.42%B	2.02%	2.34%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$223,424	$226,563	$174,568	$123,395	$78,994
Portfolio turnover rateI	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class B

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.00	$12.22	$10.75	$10.20
Income from Investment Operations
Net investment income (loss)A	.23	.27B	.19	.21	.21
Net realized and unrealized gain (loss)	(.50)	1.60	1.77	1.45	.55
Total from investment operations	(.27)	1.87	1.96	1.66	.76
Distributions from net investment income	(.22)	(.21)C	(.18)	(.19)	(.21)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.14)D	(.42)	(.18)	(.19)	(.21)
Net asset value, end of period	$14.04	$15.45	$14.00	$12.22	$10.75
Total ReturnE,F	(1.76)%	13.68%	16.13%	15.51%	7.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%	1.86%	1.89%	1.91%	1.93%
Expenses net of fee waivers, if any	1.83%	1.86%	1.89%	1.91%	1.93%
Expenses net of all reductions	1.83%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	1.62%	1.85%B	1.44%	1.78%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$5,012	$8,183	$11,912	$13,962	$12,754
Portfolio turnover rateI	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.14 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.39	$13.97	$12.20	$10.75	$10.21
Income from Investment Operations
Net investment income (loss)A	.24	.28B	.20	.22	.22
Net realized and unrealized gain (loss)	(.50)	1.59	1.77	1.44	.55
Total from investment operations	(.26)	1.87	1.97	1.66	.77
Distributions from net investment income	(.24)	(.24)C	(.20)	(.21)	(.23)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.15)	(.45)	(.20)	(.21)	(.23)
Net asset value, end of period	$13.98	$15.39	$13.97	$12.20	$10.75
Total ReturnD,E	(1.65)%	13.72%	16.31%	15.54%	7.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of all reductions	1.78%	1.78%	1.80%	1.84%	1.87%
Net investment income (loss)	1.67%	1.92%B	1.53%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$348,111	$351,654	$253,825	$140,428	$59,464
Portfolio turnover rateH	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.54	$14.09	$12.30	$10.82	$10.27
Income from Investment Operations
Net investment income (loss)A	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	(.51)	1.61	1.78	1.45	.56
Total from investment operations	(.12)	2.04	2.12	1.79	.89
Distributions from net investment income	(.39)	(.38)C	(.33)	(.31)	(.34)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.30)	(.59)	(.33)	(.31)	(.34)
Net asset value, end of period	$14.12	$15.54	$14.09	$12.30	$10.82
Total ReturnD	(.68)%	14.93%	17.48%	16.77%	8.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.74%	.77%	.81%	.84%
Expenses net of fee waivers, if any	.75%	.74%	.77%	.81%	.84%
Expenses net of all reductions	.75%	.74%	.76%	.80%	.84%
Net investment income (loss)	2.70%	2.96%B	2.56%	2.89%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,833,413	$2,920,815	$2,581,720	$2,190,089	$1,138,764
Portfolio turnover rateG	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$14.07	$12.28	$10.80	$10.26
Income from Investment Operations
Net investment income (loss)A	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	(.51)	1.60	1.78	1.46	.55
Total from investment operations	(.12)	2.03	2.12	1.80	.88
Distributions from net investment income	(.39)	(.38)C	(.33)	(.32)	(.34)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.30)	(.59)	(.33)	(.32)	(.34)
Net asset value, end of period	$14.09	$15.51	$14.07	$12.28	$10.80
Total ReturnD	(.69)%	14.87%	17.50%	16.83%	8.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.76%	.78%	.81%	.83%
Expenses net of fee waivers, if any	.77%	.76%	.78%	.81%	.83%
Expenses net of all reductions	.76%	.76%	.77%	.81%	.82%
Net investment income (loss)	2.69%	2.94%B	2.55%	2.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$327,167	$335,756	$245,756	$153,453	$32,356
Portfolio turnover rateG	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2014. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$523,013,714
Gross unrealized depreciation	(221,267,637)
Net unrealized appreciation (depreciation) on securities	$301,746,077
Tax Cost	$4,062,379,014

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,170,845
Undistributed long-term capital gain	$86,245,603
Net unrealized appreciation (depreciation) on securities and other investments	$301,693,517

The tax character of distributions paid was as follows:

	November 30, 2015	November 30, 2014
Ordinary Income	$133,812,005	$ 99,199,882
Long-term Capital Gains	255,358,130	55,333,769
Total	$389,170,135	$ 154,533,651

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,912,426 and a change in net unrealized appreciation (depreciation) of $(887,758) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,608,684,234 and $2,438,935,933, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,657,706	$33,051
Class T	.25%	.25%	1,153,787	–
Class B	.75%	.25%	65,475	49,148
Class C	.75%	.25%	3,662,532	805,440
			$6,539,500	$887,639

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$315,249
Class T	65,121
Class B(a)	2,272
Class C(a)	50,983
$433,625

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,255,916.19
Class T	448,708.19
Class B	16,230.25
Class C	721,148.20
Strategic Dividend and Income	5,254,256.17
Class I	635,433.18
	$8,331,691

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,318 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,030. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $175,707 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,677.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,161 and a portion of class-level operating expenses as follows:

Amount
Class A	$12,986
Class T	4,392
Class B	195
Class C	6,477
Strategic Dividend and Income	66,200
Class I	6,266
$96,516

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2015	2014
From net investment income
Class A	$15,784,946	$13,559,959
Class T	4,890,430	4,072,749
Class B	104,939	152,413
Class C	5,988,104	4,781,516
Strategic Dividend and Income	79,930,815	69,694,249
Class I	9,088,807	6,938,996
Total	$115,788,041	$99,199,882
From net realized gain
Class A	$39,156,030	$7,846,336
Class T	13,653,437	2,541,036
Class B	475,119	172,677
Class C	21,433,056	3,806,533
Strategic Dividend and Income	178,421,481	37,341,504
Class I	20,242,971	3,625,683
Total	$273,382,094	$55,333,769

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended November 30,	2015	2014	2015	2014
Class A
Shares sold	11,207,876	11,866,330	$161,409,847	$173,633,126
Reinvestment of distributions	3,685,453	1,330,070	52,573,406	18,839,208
Shares redeemed	(11,743,284)	(9,084,861)	(167,109,919)	(132,112,070)
Net increase (decrease)	3,150,045	4,111,539	$46,873,334	$60,360,264
Class T
Shares sold	3,827,636	4,410,840	$55,017,292	$64,417,078
Reinvestment of distributions	1,236,703	433,378	17,646,577	6,127,810
Shares redeemed	(3,803,942)	(2,637,920)	(54,192,274)	(38,205,613)
Net increase (decrease)	1,260,397	2,206,298	$18,471,595	$32,339,275
Class B
Shares sold	35,092	63,103	$511,590	$913,256
Reinvestment of distributions	38,015	20,264	544,200	283,704
Shares redeemed	(245,750)	(404,427)	(3,530,643)	(5,875,260)
Net increase (decrease)	(172,643)	(321,060)	$(2,474,853)	$(4,678,300)
Class C
Shares sold	6,813,352	7,158,259	$97,909,856	$104,198,642
Reinvestment of distributions	1,796,899	534,555	25,588,948	7,518,607
Shares redeemed	(6,543,801)	(3,021,008)	(92,705,838)	(43,661,560)
Net increase (decrease)	2,066,450	4,671,806	$30,792,966	$68,055,689
Strategic Dividend and Income
Shares sold	55,041,374	40,428,947	$798,672,072	$593,910,146
Reinvestment of distributions	16,340,046	6,806,104	234,204,807	96,721,198
Shares redeemed	(58,627,635)	(42,540,657)	(836,863,452)	(615,164,613)
Net increase (decrease)	12,753,785	4,694,394	$196,013,427	$75,466,731
Class I
Shares sold	9,506,214	8,267,802	$137,649,533	$122,019,925
Reinvestment of distributions	1,741,046	474,725	24,895,881	6,745,227
Shares redeemed	(9,669,608)	(4,571,966)	(137,998,393)	(66,094,623)
Net increase (decrease)	1,577,652	4,170,561	$24,547,021	$62,670,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Strategic Dividend & Income® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Strategic Dividend & Income® Fund (a fund of Fidelity Salem Street Trust) at November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Strategic Dividend & Income® Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 226 funds. Mr. von Kuhn oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period-B June 1, 2015 to November 30, 2015
Class A	1.01%
Actual		$1,000.00	$978.90	$5.01
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class T	1.27%
Actual		$1,000.00	$977.60	$6.30
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class B	1.80%
Actual		$1,000.00	$974.60	$8.91
Hypothetical-C		$1,000.00	$1,016.04	$9.10
Class C	1.77%
Actual		$1,000.00	$975.70	$8.77
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Strategic Dividend and Income	.74%
Actual		$1,000.00	$980.30	$3.67
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class I	.75%
Actual		$1,000.00	$980.20	$3.72
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class I	12/14/15	12/11/15	$0.128	$0.270
Class I	01/19/16	01/15/16	$0.000	$0.011

The fund hereby designates a capital gain with respect to the taxable year ended November 30, 2015 of $92,201,277, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class I designates 10%, 94%, 93%, 93% and 92% of the dividends distributed in December 2014, January 2015, April 2015, July 2015 and October 2015, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class I designates 17%, 100%, 100%, 100% and 100% of the dividends distributed in December 2014, January 2015, April 2015, July 2015 and October 2015, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also considered that the total expense ratio of Class B was above the competitive median because of high transfer agent fees due to low asset levels and small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Proposal 1 reflects trust wide voting results.

ASDII-ANN-0116
1.802408.111

Fidelity® Strategic Dividend & Income® Fund Annual Report November 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Dividend & Income® Fund	(0.68)%	11.22%	6.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on November 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,903	Fidelity® Strategic Dividend & Income® Fund
$20,574	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the year ending November 30, 2015, the Fidelity Strategic Dividend & Income Composite Index℠ returned 2.00%. Concerns over the declining value of emerging-market currencies, sluggish global demand for goods and services, and a sell-off in commodities made higher-quality asset classes relatively more-attractive investment vehicles for much of the year. Among the asset classes that make up the Composite index, convertible securities declined. The hybrid equity- and debt-like features of convertibles hurt the segment increasing market volatility. The BofA Merrill Lynch℠ All US Convertibles Index returned -1.94% this period. Dividend-paying equities also underperformed, as investors generally favored growth-oriented stocks over value. Accordingly, the MSCI USA High Dividend Yield Index returned 0.47%. Meanwhile, real estate investment trusts (REITs), as represented by the FTSE® NAREIT® Equity REITs Index, gained 3.23%. REITs benefited from a stagnant interest rate policy in the U.S. and declining rates elsewhere – a result of slowing global economic growth, led by China. In addition, REITs boasted attractive valuations. Meanwhile, preferred stocks advanced 6.79%, according to The BofA Merrill Lynch℠ Fixed Rate Preferred Securities Index. Investors were attracted to the higher-quality securities within this asset class against rising macroeconomic concerns and market volatility.

Comments from Lead Portfolio Manager Joanna Bewick:  For the year, the fund's share classes (excluding sales charges, if applicable) posted modest declines, trailing the 2.00% gain of the Fidelity Strategic Dividend & Income Composite Index℠. Versus the Composite, security selection within the fund's individual subportfolios, in aggregate, had a negative effect, as did our allocation of assets among the fund's subportfolios, although to a much lesser degree. We remained overweighted in dividend-paying equities the past year, which hurt overall results given the asset class's underperformance. The fund’s slight underweighting in the strong-performing REITs asset class was another detractor, as was its underweighted stance in preferred securities, which also outperformed the index. Looking at the individual subportfolios, the preferreds sleeve underperformed its benchmark, due mainly to unsuccessful security selection in the banks & thrifts sector. The dividend-paying equities subportfolio also lagged its benchmark. Stock selection in the poor-performing energy sector, which suffered amid volatile commodity prices, was the primary detractor. Conversely, convertible securities and REITs has a positive effect on relative performance, as both modestly outperformed their respective benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2015

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.2	2.9
Chevron Corp.	2.8	2.6
Pfizer, Inc.	2.2	2.2
Procter & Gamble Co.	2.2	2.1
AT&T, Inc.	2.1	2.0
Microsoft Corp.	2.1	1.7
The Coca-Cola Co.	2.0	1.8
Cisco Systems, Inc.	1.7	1.6
Exxon Mobil Corp.	1.7	1.8
PepsiCo, Inc.	1.6	1.2
	21.6

Top Five Market Sectors as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.5	31.1
Information Technology	12.5	12.5
Health Care	12.4	11.3
Consumer Staples	11.4	10.9
Energy	7.7	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2015 *
Common Stocks and Equity Futures	69.5%
Preferred Stocks	9.7%
Convertible Bonds	6.8%
Other Investments	12.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.1%

As of May 31, 2015 *
Common Stocks and Equity Futures	67.8%
Preferred Stocks	9.0%
Convertible Bonds	5.8%
Other Investments	11.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 4.9%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments November 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 14.7%
		Principal Amount(a)	Value
Convertible Bonds - 6.8%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		$2,400,000	$2,905,500
Household Durables - 0.5%
Jarden Corp. 1.875% 9/15/18		6,440,000	9,921,625
Lennar Corp. 3.25% 11/15/21 (b)		3,970,000	8,659,563
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,828,344
			22,409,532
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,861,250
3.5% 1/15/31		22,000,000	11,715,594
			14,576,844
TOTAL CONSUMER DISCRETIONARY			39,891,876
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Vector Group Ltd. 2.5% 1/15/19 (c)		7,463,000	12,091,993
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp. 5.25% 10/1/18 (b)		3,220,000	1,807,225
Peabody Energy Corp. 4.75% 12/15/41		26,652,000	1,532,490
Scorpio Tankers, Inc. 2.375% 7/1/19 (b)		13,480,000	13,252,525
Ship Finance International Ltd. 3.25% 2/1/18		8,210,000	8,971,888
Whiting Petroleum Corp. 1.25% 4/1/20 (b)		8,880,000	7,814,400
			33,378,528
FINANCIALS - 0.3%
Capital Markets - 0.0%
Ares Capital Corp. 5.75% 2/1/16		1,930,000	1,937,238
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	3,098,063
Real Estate Investment Trusts - 0.1%
Equinix, Inc. 4.75% 6/15/16		860,000	3,313,688
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (b)		3,690,000	4,024,406
TOTAL FINANCIALS			12,373,395
HEALTH CARE - 0.9%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		3,760,000	4,786,950
Gilead Sciences, Inc. 1.625% 5/1/16		660,000	3,087,975
			7,874,925
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		2,320,000	4,976,400
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		8,059,000	8,784,310
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc. 3% 12/1/19		2,920,000	2,837,875
Jazz Investments I Ltd. 1.875% 8/15/21		3,880,000	4,190,400
Teva Pharmaceutical Finance LLC 0.25% 2/1/26		4,570,000	6,894,988
The Medicines Co. 2.5% 1/15/22 (b)		3,480,000	4,867,650
			18,790,913
TOTAL HEALTH CARE			40,426,548
INDUSTRIALS - 0.3%
Airlines - 0.3%
JetBlue Airways Corp. Series D 6.75% 10/15/39		2,340,000	11,849,175
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (b)		8,710,000	8,443,256
InterDigital, Inc. 1.5% 3/1/20 (b)		14,190,000	14,101,313
Liberty Interactive LLC 0.75% 3/30/43		6,300,000	9,658,688
			32,203,257
Internet Software & Services - 0.6%
Twitter, Inc.:
0.25% 9/15/19		13,760,000	11,919,600
1% 9/15/21		13,190,000	11,260,963
VeriSign, Inc. 3.25% 8/15/37 (c)		830,000	2,179,269
			25,359,832
Semiconductors & Semiconductor Equipment - 1.4%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	64,172
3% 12/15/20 (d)		13,470,000	126,281
Intel Corp. 3.25% 8/1/39		4,820,000	8,073,500
Microchip Technology, Inc.:
1.625% 2/15/25 (b)		9,400,000	9,699,625
2.125% 12/15/37		4,120,000	8,152,450
Micron Technology, Inc.:
3% 11/15/43		15,770,000	14,370,413
3.125% 5/1/32		1,650,000	2,873,063
NXP Semiconductors NV 1% 12/1/19 (b)		12,790,000	14,772,450
Xilinx, Inc. 2.625% 6/15/17		2,210,000	3,783,244
			61,915,198
Software - 0.4%
BroadSoft, Inc. 1% 9/1/22 (b)		1,700,000	2,004,938
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	7,774,075
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,330,000	4,532,969
Workday, Inc. 1.5% 7/15/20		3,000,000	3,693,900
			18,005,882
Technology Hardware, Storage & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17		2,660,000	4,068,138
TOTAL INFORMATION TECHNOLOGY			141,552,307
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (b)		7,150,000	6,644,645

TOTAL CONVERTIBLE BONDS			298,208,467

Nonconvertible Bonds - 7.9%
CONSUMER DISCRETIONARY - 1.0%
Media - 0.8%
Altice SA:
7.625% 2/15/25 (b)		12,055,000	10,548,125
7.75% 5/15/22 (b)		8,970,000	8,386,950
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,879,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (b)		7,145,000	7,564,769
			34,379,044
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		10,145,000	9,688,475
TOTAL CONSUMER DISCRETIONARY			44,067,519
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
H.J. Heinz Co. 4.875% 2/15/25 (b)		12,484,000	13,303,650
Post Holdings, Inc. 7.375% 2/15/22		4,398,000	4,578,054
			17,881,704
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		11,815,000	12,553,438
TOTAL CONSUMER STAPLES			30,435,142
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Antero Resources Corp. 5.125% 12/1/22		4,280,000	3,894,800
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (b)		3,000,000	2,752,500
			6,647,300
FINANCIALS - 4.2%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,170,417
Corestates Capital II 0.9705% 1/15/27 (b)(c)		10,500,000	9,084,075
Corestates Capital III 0.9316% 2/15/27 (b)(c)		14,060,000	12,014,270
First Maryland Capital I 1.3205% 1/15/27 (c)		2,500,000	2,106,250
First Maryland Capital II 1.1789% 2/1/27 (c)		4,100,000	3,403,000
JPMorgan Chase Capital XIII 1.2766% 9/30/34 (c)		12,206,000	10,192,010
JPMorgan Chase Capital XXI 1.2789% 1/15/87 (c)		12,550,000	9,836,063
PNC Capital Trust C 0.8944% 6/1/28 (c)		12,000,000	10,560,000
SunTrust Capital III 0.9872% 3/15/28 (c)		14,450,000	11,686,438
Wachovia Capital Trust II 0.8205% 1/15/27 (c)		32,014,000	27,394,380
Wells Fargo Capital II 0.8219% 1/30/27 (c)		5,930,000	5,070,150
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,379,375
			112,896,428
Capital Markets - 0.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		12,230,000	12,321,725
Chase Capital II 0.8289% 2/1/27 (c)		17,900,000	15,125,500
Chase Capital III 0.8744% 3/1/27 (c)		5,000,000	4,275,000
Chase Capital Trust VI 0.9539% 8/1/28 (c)		5,000,000	4,200,000
JPMorgan Chase Capital XXIII 1.3616% 5/15/47 (c)		2,500,000	1,890,625
NTC Capital II 0.9105% 4/15/27 (c)		3,500,000	2,999,817
			40,812,667
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,692,591
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.3205% 4/15/27 (c)		3,240,000	2,721,600
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)		22,130,000	20,912,850
			23,634,450
TOTAL FINANCIALS			185,036,136
HEALTH CARE - 0.5%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,895,000	3,242,588
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		15,540,000	15,811,950
Kindred Healthcare, Inc. 8.75% 1/15/23		4,085,000	3,865,431
			19,677,381
TOTAL HEALTH CARE			22,919,969
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,200,350
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	4,811,400
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22		5,830,000	7,127,175
8.875% 9/1/17		3,000,000	3,285,000
			10,412,175
TOTAL INDUSTRIALS			22,423,925
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,800,000
6.5% 4/15/38		4,440,000	3,862,356
			7,662,356
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32		6,139,000	4,796,094
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (b)		6,400,000	6,688,000
TOTAL TELECOMMUNICATION SERVICES			11,484,094
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (c)		7,950,000	6,201,000
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22		4,350,000	4,193,139
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,000,000	2,460,000
TOTAL UTILITIES			12,854,139

TOTAL NONCONVERTIBLE BONDS			343,530,580

TOTAL CORPORATE BONDS
(Cost $667,474,011)			641,739,047

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.06% 2/4/16 (e)
(Cost $1,179,871)		1,180,000	1,179,723
		Shares	Value

Common Stocks - 68.9%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.2%
General Motors Co.		309,500	$11,203,900
Hotels, Restaurants & Leisure - 1.1%
DineEquity, Inc.		97,100	8,237,964
Hilton Worldwide Holdings, Inc.		332,100	7,711,362
McDonald's Corp.		265,000	30,252,400
Yum! Brands, Inc.		43,900	3,183,189
			49,384,915
Media - 0.2%
Time Warner, Inc.		104,000	7,277,920
Multiline Retail - 0.5%
Target Corp.		305,600	22,156,000
Specialty Retail - 0.3%
Foot Locker, Inc.		91,100	5,921,500
Staples, Inc.		454,800	5,489,436
			11,410,936
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.		181,386	5,762,633
VF Corp.		99,200	6,418,240
			12,180,873

TOTAL CONSUMER DISCRETIONARY			113,614,544

CONSUMER STAPLES - 10.1%
Beverages - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.)		35,000	4,909,100
Molson Coors Brewing Co. Class B		66,400	6,110,792
PepsiCo, Inc.		684,500	68,559,520
SABMiller PLC		73,900	4,487,091
The Coca-Cola Co.		2,045,300	87,170,686
			171,237,189
Food & Staples Retailing - 1.2%
CVS Health Corp.		184,300	17,340,787
Wal-Mart Stores, Inc.		371,200	21,841,408
Walgreens Boots Alliance, Inc.		144,600	12,150,738
			51,332,933
Food Products - 0.4%
ConAgra Foods, Inc.		374,800	15,340,564
Household Products - 2.2%
Procter & Gamble Co.		1,294,458	96,877,237
Tobacco - 2.4%
Altria Group, Inc.		246,500	14,198,400
Imperial Tobacco Group PLC		263,894	14,260,533
Philip Morris International, Inc.		532,018	46,493,053
Reynolds American, Inc.		642,000	29,692,500
			104,644,486

TOTAL CONSUMER STAPLES			439,432,409

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.		107,100	6,415,290
Cenovus Energy, Inc.		1,238,600	18,326,958
Chevron Corp.		1,361,300	124,313,916
Energy Transfer Equity LP		130,600	2,473,564
Enterprise Products Partners LP		482,500	12,250,675
Exxon Mobil Corp.		909,500	74,269,770
Kinder Morgan, Inc.		349,500	8,237,715
Markwest Energy Partners LP		98,200	4,713,600
PrairieSky Royalty Ltd. (f)		128,800	2,473,863
Suncor Energy, Inc.		175,800	4,857,554
Tesoro Logistics LP		58,396	2,916,880
Western Gas Partners LP		54,900	2,636,298
Williams Partners LP		430,482	11,803,816
			275,689,899
FINANCIALS - 21.4%
Banks - 2.4%
Bank of America Corp.		540,300	9,417,429
Community Trust Bancorp, Inc.		145,300	5,332,510
CVB Financial Corp.		329,500	6,095,750
JPMorgan Chase & Co.		406,000	27,072,080
PacWest Bancorp		151,900	7,142,338
Prosperity Bancshares, Inc.		74,500	4,128,045
Regions Financial Corp.		1,089,600	11,048,544
U.S. Bancorp		351,700	15,436,113
Valley National Bancorp (f)		451,000	5,024,140
Wells Fargo & Co.		274,500	15,124,950
			105,821,899
Capital Markets - 2.2%
Ares Capital Corp.		580,200	9,178,764
BlackRock, Inc. Class A		118,800	43,209,936
PJT Partners, Inc. (g)		27,752	650,507
The Blackstone Group LP		1,120,400	34,990,092
TPG Specialty Lending, Inc.		422,500	7,271,225
			95,300,524
Consumer Finance - 0.3%
Capital One Financial Corp.		191,500	15,034,665
Insurance - 1.9%
ACE Ltd.		209,600	24,072,560
First American Financial Corp.		362,800	14,308,832
MetLife, Inc.		287,600	14,693,484
The Travelers Companies, Inc.		252,400	28,917,468
			81,992,344
Real Estate Investment Trusts - 14.3%
Agree Realty Corp.		81,200	2,723,448
Alexandria Real Estate Equities, Inc.		85,644	7,886,956
American Residential Properties, Inc.		179,300	3,135,957
Ashford Hospitality Prime, Inc.		229,900	3,264,580
AvalonBay Communities, Inc.		76,640	13,932,386
Boston Properties, Inc.		266,796	33,346,832
CBL & Associates Properties, Inc.		212,400	2,776,068
Cedar Shopping Centers, Inc.		867,559	6,350,532
Coresite Realty Corp.		270,900	15,866,613
Cousins Properties, Inc.		770,936	7,578,301
DCT Industrial Trust, Inc.		557,300	21,272,141
Digital Realty Trust, Inc.		23,700	1,709,007
DuPont Fabros Technology, Inc.		455,700	15,056,328
Empire State Realty Trust, Inc.		207,400	3,814,086
Equity Lifestyle Properties, Inc.		16,000	998,080
Equity Residential (SBI)		198,915	15,877,395
Essex Property Trust, Inc.		124,892	28,823,825
Extra Space Storage, Inc.		304,900	25,535,375
Federal Realty Investment Trust (SBI)		125,608	18,404,084
FelCor Lodging Trust, Inc.		1,706,652	13,687,349
General Growth Properties, Inc.		154,700	3,940,209
HCP, Inc.		232,139	8,247,899
Healthcare Realty Trust, Inc.		617,900	16,800,701
Healthcare Trust of America, Inc.		144,510	3,773,156
Host Hotels & Resorts, Inc.		789,197	13,100,670
Inland Real Estate Corp.		126,800	1,218,548
Kite Realty Group Trust		134,883	3,629,702
Liberty Property Trust (SBI)		127,700	4,329,030
Mack-Cali Realty Corp.		728,800	17,126,800
Medical Properties Trust, Inc.		206,800	2,483,668
Mid-America Apartment Communities, Inc.		198,900	17,614,584
New York (REIT), Inc.		174,600	2,009,646
Outfront Media, Inc.		304,700	6,962,395
Parkway Properties, Inc.		558,900	9,546,012
Pebblebrook Hotel Trust		126,500	4,029,025
Prologis, Inc.		109,210	4,668,728
Public Storage		105,399	25,302,084
Ramco-Gershenson Properties Trust (SBI)		234,300	3,952,641
Sabra Health Care REIT, Inc.		423,300	8,753,844
Simon Property Group, Inc.		336,115	62,598,058
SL Green Realty Corp.		191,673	22,632,748
Store Capital Corp.		541,500	12,324,540
Sun Communities, Inc.		170,382	11,390,037
Taubman Centers, Inc.		55,200	3,967,224
Terreno Realty Corp.		263,700	5,972,805
The GEO Group, Inc.		158,800	4,656,016
The Macerich Co.		105,000	8,205,750
UDR, Inc.		636,000	23,474,760
Urban Edge Properties		732,757	17,578,840
Ventas, Inc.		494,939	26,400,046
VEREIT, Inc.		1,677,300	13,971,909
Welltower, Inc.		42,296	2,672,684
WP Carey, Inc.		189,400	11,718,178
			627,092,280
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (g)		536,340	11,928,202

TOTAL FINANCIALS			937,169,914

HEALTH CARE - 9.4%
Biotechnology - 0.6%
AbbVie, Inc.		437,900	25,463,885
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		37,100	5,574,275
Medtronic PLC		268,000	20,191,120
			25,765,395
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.		423,000	28,345,230
Eli Lilly & Co.		534,100	43,817,564
Johnson & Johnson		1,366,144	138,308,402
Merck & Co., Inc.		458,590	24,309,856
Pfizer, Inc.		2,981,400	97,700,478
Sanofi SA sponsored ADR		347,800	15,379,716
Teva Pharmaceutical Industries Ltd. sponsored ADR		163,200	10,270,176
			358,131,422

TOTAL HEALTH CARE			409,360,702

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.		26,100	5,720,076
The Boeing Co.		69,900	10,166,955
			15,887,031
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B		475,200	48,950,352
Electrical Equipment - 0.8%
Eaton Corp. PLC		396,900	23,083,704
Emerson Electric Co.		235,600	11,780,000
			34,863,704
Industrial Conglomerates - 1.0%
3M Co.		87,700	13,732,066
General Electric Co.		1,032,453	30,911,643
			44,643,709

TOTAL INDUSTRIALS			144,344,796

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.		2,770,400	75,493,400
QUALCOMM, Inc.		400,700	19,550,153
			95,043,553
IT Services - 2.0%
Automatic Data Processing, Inc.		104,600	9,022,796
IBM Corp.		426,800	59,504,456
Paychex, Inc.		377,600	20,484,800
			89,012,052
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.		1,309,900	45,545,223
Maxim Integrated Products, Inc.		497,500	19,288,075
			64,833,298
Software - 2.7%
Microsoft Corp.		1,714,200	93,166,770
Oracle Corp.		290,400	11,316,888
Symantec Corp.		597,300	11,695,134
			116,178,792
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		124,100	14,681,030
EMC Corp.		562,000	14,241,080
HP, Inc.		237,600	2,979,504
			31,901,614

TOTAL INFORMATION TECHNOLOGY			396,969,309

MATERIALS - 1.9%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.		513,000	34,545,420
LyondellBasell Industries NV Class A		282,500	27,069,150
Potash Corp. of Saskatchewan, Inc.		220,000	4,452,881
The Dow Chemical Co.		158,700	8,273,031
			74,340,482
Paper & Forest Products - 0.2%
International Paper Co.		224,400	9,386,652

TOTAL MATERIALS			83,727,134

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.		2,793,404	94,053,913
Verizon Communications, Inc.		55,900	2,540,655
			96,594,568
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC		1,945,300	6,546,605

TOTAL TELECOMMUNICATION SERVICES			103,141,173

UTILITIES - 2.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc.		230,500	12,910,305
Edison International		124,100	7,366,576
Exelon Corp.		299,400	8,176,614
IDACORP, Inc.		252,700	17,193,708
PPL Corp.		639,500	21,768,580
Xcel Energy, Inc.		663,500	23,660,410
			91,076,193
Gas Utilities - 0.2%
Atmos Energy Corp.		169,100	10,536,621
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc. (f)		191,800	3,435,138

TOTAL UTILITIES			105,047,952

TOTAL COMMON STOCKS
(Cost $2,692,332,439)			3,008,497,832

Preferred Stocks - 9.7%
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%		25,200	2,308,068
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Post Holdings, Inc. Series C 2.50% (g)		87,000	11,386,125
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (g)		7,100	1,917,000
Kinder Morgan, Inc. Series A 9.75% (g)		152,400	6,690,360
Southwestern Energy Co. Series B 6.25%		136,800	3,290,040
			11,897,400
FINANCIALS - 0.9%
Banks - 0.6%
Wells Fargo & Co. 7.50%		21,209	24,761,508
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (g)		35,600	3,686,380
Weyerhaeuser Co. Series A, 6.375%		194,300	10,322,188
			14,008,568
TOTAL FINANCIALS			38,770,076
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (g)		18,312	5,402,040
Health Care Providers & Services - 0.5%
AmSurg Corp. Series A-1, 5.25%		96,200	15,301,813
Anthem, Inc. 5.25% (g)		142,900	6,264,736
Kindred Healthcare, Inc. 7.50% (g)		2,945	1,943,700
			23,510,249
Pharmaceuticals - 0.6%
Allergan PLC 5.50%		23,515	24,627,730
TOTAL HEALTH CARE			53,540,019
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (g)		65,000	5,937,750
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Series A 11.125% (g)		36,600	3,537,024
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. Series A 5.50%		224,100	13,840,416
TOTAL TELECOMMUNICATION SERVICES			17,377,440
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp. 6.50%		126,100	5,038,956
NextEra Energy, Inc. 5.779% (g)		51,300	2,717,361
			7,756,317
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%		62,500	3,864,375
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (g)		237,000	14,028,030
Dominion Resources, Inc. 6.375%		59,900	2,901,556
			16,929,586
TOTAL UTILITIES			28,550,278

TOTAL CONVERTIBLE PREFERRED STOCKS			169,767,156

Nonconvertible Preferred Stocks - 5.8%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%		220,000	5,462,600
FINANCIALS - 4.5%
Banks - 1.1%
Bank of America Corp. 6.50%		160,000	4,238,400
BB&T Corp. Series E, 5.625%		125,000	3,231,250
Citigroup, Inc. Series C, 5.80%		300,000	7,653,000
SunTrust Banks, Inc. Series E, 5.875%		757,800	19,301,166
U.S. Bancorp:
Series A, 3.50%		17,890	14,222,550
Series H, 5.15%		40,000	1,030,000
			49,676,366
Capital Markets - 1.6%
Charles Schwab Corp. Series C, 6.00%		200,000	5,200,000
GMAC Capital Trust I Series 2, 8.125%		1,120,787	28,580,069
Goldman Sachs Group, Inc.:
5.95%		65,219	1,675,476
Series K, 6.375%		80,000	2,160,000
Morgan Stanley:
6.875%		200,000	5,524,000
Series I, 6.375%		120,000	3,166,800
Northern Trust Corp. Series C, 5.85%		539,882	14,420,248
State Street Corp. 6.00%		400,000	10,484,000
			71,210,593
Consumer Finance - 0.7%
Ally Financial, Inc. 7.00% (b)		18,720	18,849,870
Capital One Financial Corp. Series D, 6.70%		160,000	4,268,800
Discover Financial Services Series B, 6.50%		200,000	5,230,000
			28,348,670
Diversified Financial Services - 0.1%
RBS Capital Funding Trust V Series E 5.90%		100,968	2,502,997
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc. Series G, 5.875%		140,000	3,474,800
Kimco Realty Corp. Series K, 5.625%		120,000	3,070,800
Public Storage:
Series S, 5.90%		84,978	2,193,282
Series T, 5.75%		69,018	1,780,664
Series V, 5.375%		250,000	6,335,000
Sabra Health Care REIT, Inc. Series A, 7.125%		554,395	13,882,051
Sunstone Hotel Investors, Inc. Series D, 8.00%		167,324	4,265,089
Vornado Realty Trust Series L, 5.40%		230,000	5,720,100
			40,721,786
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		156,512	4,127,221
TOTAL FINANCIALS			196,587,633
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%		134,452	3,307,519
Verizon Communications, Inc. 5.90%		370,828	10,112,480
			13,419,999
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Louisiana LLC 4.70%		87,044	2,088,186
Gulf Power Co. 5.60%		30,000	3,062,517
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%		8,729	221,717
Series I, 5.125%		366,273	8,973,689
SCE Trust I 5.625%		221,878	5,728,890
Southern California Edison Co. Series D, 6.50%		54,759	5,623,065
Southern Co. 6.25%		240,000	6,360,000
			32,058,064
Multi-Utilities - 0.2%
SCE Trust IV 5.375%		320,000	8,278,400
TOTAL UTILITIES			40,336,464

TOTAL NONCONVERTIBLE PREFERRED STOCKS			255,806,696

TOTAL PREFERRED STOCKS
(Cost $403,594,295)			425,573,852

Investment Companies - 0.3%
iShares S&P 500 Index ETF
(Cost $11,053,468)		55,321	11,610,218
		Principal Amount(a)	Value

Bank Loan Obligations - 0.4%
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0766% 5/1/18(c)
(Cost $16,008,787)		15,969,100	15,943,230

Preferred Securities - 4.2%
FINANCIALS - 4.2%
Banks - 3.0%
Bank of America Corp.:
6.1% (c)(h)		1,895,000	1,929,477
6.25% (c)(h)		4,895,000	5,040,079
6.5% (c)(h)		4,000,000	4,252,705
Citigroup, Inc.:
5.8% (c)(h)		4,000,000	3,965,198
5.9% (c)(h)		5,000,000	5,017,826
5.95% (c)(h)		5,000,000	5,047,892
6.125% (c)(h)		3,500,000	3,565,290
JPMorgan Chase & Co.:
5.15% (c)(h)		15,000,000	14,463,668
6.1% (c)(h)		4,000,000	4,102,667
6.75% (c)(h)		10,000,000	11,058,777
7.9% (c)(h)		18,350,000	19,027,245
Mellon Capital IV 4% (c)(h)		6,417,000	5,124,830
PNC Preferred Funding Trust I 1.9872% (b)(c)(h)		3,450,000	3,119,664
SunTrust Preferred Capital I 4% (c)(h)		6,866,000	5,414,222
USB Capital IX 3.5% (c)(h)		8,625,000	6,907,068
Wachovia Capital Trust III 5.5698% (c)(h)		8,091,000	7,920,386
Wells Fargo & Co.:
5.875% (c)(h)		5,205,000	5,625,969
5.9% (c)(h)		10,000,000	10,459,932
7.98% (c)(h)		9,780,000	10,434,094
			132,476,989
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (c)(h)		7,653,000	5,549,275
Goldman Sachs Capital III 4% (c)(h)		18,715,000	13,664,029
			19,213,304
Diversified Financial Services - 0.8%
General Electric Capital Corp.:
5.25% (c)(h)		9,200,000	9,791,025
6.25% (c)(h)		3,500,000	4,086,633
7.125% (c)(h)		16,300,000	19,912,888
			33,790,546
TOTAL FINANCIALS
(Cost $180,217,474)			185,480,839
		Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.18% (i)		69,276,225	69,276,225
Fidelity Securities Lending Cash Central Fund, 0.22% (i)(j)		4,824,125	4,824,125
TOTAL MONEY MARKET FUNDS
(Cost $74,100,350)			74,100,350
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,045,960,695)			4,364,125,091
NET OTHER ASSETS (LIABILITIES) - 0.1%			5,818,599
NET ASSETS - 100%			$4,369,943,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
243 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	25,269,570	$166,013

The face value of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $61,187,165.

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,881,032 or 5.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,723.

 (f) Security or a portion of the security is on loan at period end.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,799
Fidelity Securities Lending Cash Central Fund	74,030
Total	$407,829

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$115,922,612	$113,614,544	$2,308,068	$--
Consumer Staples	450,818,534	439,432,409	11,386,125	--
Energy	293,049,899	291,132,899	1,917,000	--
Financials	1,172,527,623	1,143,355,565	29,172,058	--
Health Care	462,900,721	445,655,208	15,301,813	1,943,700
Industrials	150,282,546	144,344,796	5,937,750	--
Information Technology	396,969,309	396,969,309	--	--
Materials	83,727,134	83,727,134	--	--
Telecommunication Services	133,938,612	127,392,007	6,546,605	--
Utilities	173,934,694	144,861,082	29,073,612	--
Corporate Bonds	641,739,047	--	641,739,047	--
U.S. Government and Government Agency Obligations	1,179,723	--	1,179,723	--
Investment Companies	11,610,218	11,610,218	--	--
Bank Loan Obligations	15,943,230	--	15,943,230	--
Preferred Securities	185,480,839	--	185,480,839	--
Money Market Funds	74,100,350	74,100,350	--	--
Total Investments in Securities:	$4,364,125,091	$3,416,195,521	$945,985,870	$1,943,700
Derivative Instruments:
Assets
Futures Contracts	$166,013	$166,013	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$166,013	$0
Total Value of Derivatives	$166,013	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.2%
BBB	5.7%
BB	5.5%
B	3.8%
CCC,CC,C	0.6%
Not Rated	2.5%
Equities	78.9%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015
Assets
Investment in securities, at value (including securities loaned of $4,633,057) — See accompanying schedule: Unaffiliated issuers (cost $3,971,860,345)	$4,290,024,741
Fidelity Central Funds (cost $74,100,350)	74,100,350
Total Investments (cost $4,045,960,695)		$4,364,125,091
Receivable for investments sold		4,587,070
Receivable for fund shares sold		2,119,786
Dividends receivable		12,140,624
Interest receivable		5,964,095
Distributions receivable from Fidelity Central Funds		12,977
Prepaid expenses		11,766
Other receivables		23,069
Total assets		4,388,984,478
Liabilities
Payable for investments purchased	$6,536,014
Payable for fund shares redeemed	4,174,764
Accrued management fee	2,005,796
Distribution and service plan fees payable	519,855
Payable for daily variation margin for derivative instruments	122,715
Other affiliated payables	742,652
Other payables and accrued expenses	114,867
Collateral on securities loaned, at value	4,824,125
Total liabilities		19,040,788
Net Assets		$4,369,943,690
Net Assets consist of:
Paid in capital		$3,953,230,278
Undistributed net investment income		34,458,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,977,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		318,277,849
Net Assets		$4,369,943,690
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($632,816,581 ÷ 45,075,028 shares)		$14.04
Maximum offering price per share (100/94.25 of $14.04)		$14.90
Class T:
Net Asset Value and redemption price per share ($223,424,034 ÷ 15,921,157 shares)		$14.03
Maximum offering price per share (100/96.50 of $14.03)		$14.54
Class B:
Net Asset Value and offering price per share ($5,011,960 ÷ 356,875 shares)(a)		$14.04
Class C:
Net Asset Value and offering price per share ($348,111,209 ÷ 24,909,317 shares)(a)		$13.98
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,833,412,681 ÷ 200,689,098 shares)		$14.12
Class I:
Net Asset Value, offering price and redemption price per share ($327,167,225 ÷ 23,219,946 shares)		$14.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2015
Investment Income
Dividends		$135,311,882
Interest		26,401,288
Income from Fidelity Central Funds		407,829
Total income		162,120,999
Expenses
Management fee	$25,791,306
Transfer agent fees	8,331,691
Distribution and service plan fees	6,539,500
Accounting and security lending fees	1,072,252
Custodian fees and expenses	82,721
Independent trustees' compensation	19,597
Registration fees	288,426
Audit	80,190
Legal	12,302
Miscellaneous	180,014
Total expenses before reductions	42,397,999
Expense reductions	(293,061)	42,104,938
Net investment income (loss)		120,016,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,838,509
Foreign currency transactions	(179,516)
Futures contracts	2,912,426
Total net realized gain (loss)		95,571,419
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,001,225)
Assets and liabilities in foreign currencies	(17,741)
Futures contracts	(887,758)
Total change in net unrealized appreciation (depreciation)		(261,906,724)
Net gain (loss)		(166,335,305)
Net increase (decrease) in net assets resulting from operations		$(46,319,244)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,016,061	$113,076,331
Net realized gain (loss)	95,571,419	288,990,222
Change in net unrealized appreciation (depreciation)	(261,906,724)	151,478,832
Net increase (decrease) in net assets resulting from operations	(46,319,244)	553,545,385
Distributions to shareholders from net investment income	(115,788,041)	(99,199,882)
Distributions to shareholders from net realized gain	(273,382,094)	(55,333,769)
Total distributions	(389,170,135)	(154,533,651)
Share transactions - net increase (decrease)	314,223,490	294,214,188
Total increase (decrease) in net assets	(121,265,889)	693,225,922
Net Assets
Beginning of period	4,491,209,579	3,797,983,657
End of period (including undistributed net investment income of $34,458,108 and undistributed net investment income of $30,661,178, respectively)	$4,369,943,690	$4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$14.02	$12.24	$10.77	$10.23
Income from Investment Operations
Net investment income (loss)A	.35	.39B	.31	.31	.30
Net realized and unrealized gain (loss)	(.51)	1.60	1.77	1.45	.55
Total from investment operations	(.16)	1.99	2.08	1.76	.85
Distributions from net investment income	(.35)	(.34)C	(.30)	(.29)	(.31)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.26)	(.55)	(.30)	(.29)	(.31)
Net asset value, end of period	$14.04	$15.46	$14.02	$12.24	$10.77
Total ReturnD,E	(.95)%	14.63%	17.17%	16.47%	8.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%	1.03%	1.05%	1.09%	1.14%
Expenses net of fee waivers, if any	1.02%	1.03%	1.05%	1.09%	1.14%
Expenses net of all reductions	1.02%	1.02%	1.04%	1.09%	1.14%
Net investment income (loss)	2.43%	2.68%B	2.28%	2.60%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$632,817	$648,239	$530,203	$353,726	$125,190
Portfolio turnover rateH	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.02	$12.24	$10.77	$10.22
Income from Investment Operations
Net investment income (loss)A	.31	.35B	.27	.28	.27
Net realized and unrealized gain (loss)	(.50)	1.60	1.77	1.44	.56
Total from investment operations	(.19)	1.95	2.04	1.72	.83
Distributions from net investment income	(.31)	(.31)C	(.26)	(.25)	(.28)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.23)D	(.52)	(.26)	(.25)	(.28)
Net asset value, end of period	$14.03	$15.45	$14.02	$12.24	$10.77
Total ReturnE,F	(1.22)%	14.28%	16.86%	16.16%	8.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of all reductions	1.27%	1.28%	1.30%	1.35%	1.37%
Net investment income (loss)	2.18%	2.42%B	2.02%	2.34%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$223,424	$226,563	$174,568	$123,395	$78,994
Portfolio turnover rateI	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class B

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.00	$12.22	$10.75	$10.20
Income from Investment Operations
Net investment income (loss)A	.23	.27B	.19	.21	.21
Net realized and unrealized gain (loss)	(.50)	1.60	1.77	1.45	.55
Total from investment operations	(.27)	1.87	1.96	1.66	.76
Distributions from net investment income	(.22)	(.21)C	(.18)	(.19)	(.21)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.14)D	(.42)	(.18)	(.19)	(.21)
Net asset value, end of period	$14.04	$15.45	$14.00	$12.22	$10.75
Total ReturnE,F	(1.76)%	13.68%	16.13%	15.51%	7.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%	1.86%	1.89%	1.91%	1.93%
Expenses net of fee waivers, if any	1.83%	1.86%	1.89%	1.91%	1.93%
Expenses net of all reductions	1.83%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	1.62%	1.85%B	1.44%	1.78%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$5,012	$8,183	$11,912	$13,962	$12,754
Portfolio turnover rateI	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.14 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.39	$13.97	$12.20	$10.75	$10.21
Income from Investment Operations
Net investment income (loss)A	.24	.28B	.20	.22	.22
Net realized and unrealized gain (loss)	(.50)	1.59	1.77	1.44	.55
Total from investment operations	(.26)	1.87	1.97	1.66	.77
Distributions from net investment income	(.24)	(.24)C	(.20)	(.21)	(.23)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.15)	(.45)	(.20)	(.21)	(.23)
Net asset value, end of period	$13.98	$15.39	$13.97	$12.20	$10.75
Total ReturnD,E	(1.65)%	13.72%	16.31%	15.54%	7.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of all reductions	1.78%	1.78%	1.80%	1.84%	1.87%
Net investment income (loss)	1.67%	1.92%B	1.53%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$348,111	$351,654	$253,825	$140,428	$59,464
Portfolio turnover rateH	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.54	$14.09	$12.30	$10.82	$10.27
Income from Investment Operations
Net investment income (loss)A	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	(.51)	1.61	1.78	1.45	.56
Total from investment operations	(.12)	2.04	2.12	1.79	.89
Distributions from net investment income	(.39)	(.38)C	(.33)	(.31)	(.34)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.30)	(.59)	(.33)	(.31)	(.34)
Net asset value, end of period	$14.12	$15.54	$14.09	$12.30	$10.82
Total ReturnD	(.68)%	14.93%	17.48%	16.77%	8.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.74%	.77%	.81%	.84%
Expenses net of fee waivers, if any	.75%	.74%	.77%	.81%	.84%
Expenses net of all reductions	.75%	.74%	.76%	.80%	.84%
Net investment income (loss)	2.70%	2.96%B	2.56%	2.89%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,833,413	$2,920,815	$2,581,720	$2,190,089	$1,138,764
Portfolio turnover rateG	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$14.07	$12.28	$10.80	$10.26
Income from Investment Operations
Net investment income (loss)A	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	(.51)	1.60	1.78	1.46	.55
Total from investment operations	(.12)	2.03	2.12	1.80	.88
Distributions from net investment income	(.39)	(.38)C	(.33)	(.32)	(.34)
Distributions from net realized gain	(.91)	(.21)C	–	–	–
Total distributions	(1.30)	(.59)	(.33)	(.32)	(.34)
Net asset value, end of period	$14.09	$15.51	$14.07	$12.28	$10.80
Total ReturnD	(.69)%	14.87%	17.50%	16.83%	8.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.76%	.78%	.81%	.83%
Expenses net of fee waivers, if any	.77%	.76%	.78%	.81%	.83%
Expenses net of all reductions	.76%	.76%	.77%	.81%	.82%
Net investment income (loss)	2.69%	2.94%B	2.55%	2.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$327,167	$335,756	$245,756	$153,453	$32,356
Portfolio turnover rateG	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2014. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$523,013,714
Gross unrealized depreciation	(221,267,637)
Net unrealized appreciation (depreciation) on securities	$301,746,077
Tax Cost	$4,062,379,014

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,170,845
Undistributed long-term capital gain	$86,245,603
Net unrealized appreciation (depreciation) on securities and other investments	$301,693,517

The tax character of distributions paid was as follows:

	November 30, 2015	November 30, 2014
Ordinary Income	$133,812,005	$ 99,199,882
Long-term Capital Gains	255,358,130	55,333,769
Total	$389,170,135	$ 154,533,651

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,912,426 and a change in net unrealized appreciation (depreciation) of $(887,758) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,608,684,234 and $2,438,935,933, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,657,706	$33,051
Class T	.25%	.25%	1,153,787	–
Class B	.75%	.25%	65,475	49,148
Class C	.75%	.25%	3,662,532	805,440
			$6,539,500	$887,639

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$315,249
Class T	65,121
Class B(a)	2,272
Class C(a)	50,983
$433,625

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,255,916.19
Class T	448,708.19
Class B	16,230.25
Class C	721,148.20
Strategic Dividend and Income	5,254,256.17
Class I	635,433.18
	$8,331,691

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,318 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,030. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $175,707 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,677.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,161 and a portion of class-level operating expenses as follows:

Amount
Class A	$12,986
Class T	4,392
Class B	195
Class C	6,477
Strategic Dividend and Income	66,200
Class I	6,266
$96,516

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2015	2014
From net investment income
Class A	$15,784,946	$13,559,959
Class T	4,890,430	4,072,749
Class B	104,939	152,413
Class C	5,988,104	4,781,516
Strategic Dividend and Income	79,930,815	69,694,249
Class I	9,088,807	6,938,996
Total	$115,788,041	$99,199,882
From net realized gain
Class A	$39,156,030	$7,846,336
Class T	13,653,437	2,541,036
Class B	475,119	172,677
Class C	21,433,056	3,806,533
Strategic Dividend and Income	178,421,481	37,341,504
Class I	20,242,971	3,625,683
Total	$273,382,094	$55,333,769

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended November 30,	2015	2014	2015	2014
Class A
Shares sold	11,207,876	11,866,330	$161,409,847	$173,633,126
Reinvestment of distributions	3,685,453	1,330,070	52,573,406	18,839,208
Shares redeemed	(11,743,284)	(9,084,861)	(167,109,919)	(132,112,070)
Net increase (decrease)	3,150,045	4,111,539	$46,873,334	$60,360,264
Class T
Shares sold	3,827,636	4,410,840	$55,017,292	$64,417,078
Reinvestment of distributions	1,236,703	433,378	17,646,577	6,127,810
Shares redeemed	(3,803,942)	(2,637,920)	(54,192,274)	(38,205,613)
Net increase (decrease)	1,260,397	2,206,298	$18,471,595	$32,339,275
Class B
Shares sold	35,092	63,103	$511,590	$913,256
Reinvestment of distributions	38,015	20,264	544,200	283,704
Shares redeemed	(245,750)	(404,427)	(3,530,643)	(5,875,260)
Net increase (decrease)	(172,643)	(321,060)	$(2,474,853)	$(4,678,300)
Class C
Shares sold	6,813,352	7,158,259	$97,909,856	$104,198,642
Reinvestment of distributions	1,796,899	534,555	25,588,948	7,518,607
Shares redeemed	(6,543,801)	(3,021,008)	(92,705,838)	(43,661,560)
Net increase (decrease)	2,066,450	4,671,806	$30,792,966	$68,055,689
Strategic Dividend and Income
Shares sold	55,041,374	40,428,947	$798,672,072	$593,910,146
Reinvestment of distributions	16,340,046	6,806,104	234,204,807	96,721,198
Shares redeemed	(58,627,635)	(42,540,657)	(836,863,452)	(615,164,613)
Net increase (decrease)	12,753,785	4,694,394	$196,013,427	$75,466,731
Class I
Shares sold	9,506,214	8,267,802	$137,649,533	$122,019,925
Reinvestment of distributions	1,741,046	474,725	24,895,881	6,745,227
Shares redeemed	(9,669,608)	(4,571,966)	(137,998,393)	(66,094,623)
Net increase (decrease)	1,577,652	4,170,561	$24,547,021	$62,670,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Strategic Dividend & Income® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Strategic Dividend & Income® Fund (a fund of Fidelity Salem Street Trust) at November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Strategic Dividend & Income® Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 226 funds. Mr. von Kuhn oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period-B June 1, 2015 to November 30, 2015
Class A	1.01%
Actual		$1,000.00	$978.90	$5.01
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class T	1.27%
Actual		$1,000.00	$977.60	$6.30
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class B	1.80%
Actual		$1,000.00	$974.60	$8.91
Hypothetical-C		$1,000.00	$1,016.04	$9.10
Class C	1.77%
Actual		$1,000.00	$975.70	$8.77
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Strategic Dividend and Income	.74%
Actual		$1,000.00	$980.30	$3.67
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class I	.75%
Actual		$1,000.00	$980.20	$3.72
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Strategic Dividend & Income Fund	12/14/15	12/11/15	$0.129	$0.270
Strategic Dividend & Income Fund	01/19/16	01/15/16	$0.000	$0.011

The fund hereby designates a capital gain with respect to the taxable year ended November 30, 2015 of $92,201,277, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Strategic Dividend & Income Fund designates 10%, 94%, 93%, 92% and 92% of the dividends distributed in December 2014, January 2015, April 2015, July 2015 and October 2015, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Strategic Dividend & Income Fund designates 17%, 100%, 100%, 100% and 100% of the dividends distributed in December 2014, January 2015, April 2015, July 2015 and October 2015, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also considered that the total expense ratio of Class B was above the competitive median because of high transfer agent fees due to low asset levels and small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Proposal 1 reflects trust wide voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDI-ANN-0116
1.802403.111

Item 2.

Code of Ethics

As of the end of the period, November 30, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$76,000	$-	$10,000	$3,200

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$70,000	$-	$6,100	$3,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2015A	November 30, 2014A
Audit-Related Fees	$5,890,000	$5,185,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2015 A	November 30, 2014 A
PwC	$7,065,000	$6,490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2016